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                       NYLIAC CORPEXEC VUL ANNUAL REPORT

                               DECEMBER 31, 2003

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................       12
  Statement of Operations...................................       20
  Statement of Changes in Net Assets........................       24
  Notes to Financial Statements.............................       30
  Report of Independent Auditors............................       46
The Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-5
  Directors and Officers....................................     M-66
  Bond--Initial Class.......................................     M-70
  Capital Appreciation--Initial Class.......................     M-76
  Cash Management...........................................     M-81
  Convertible--Initial Class................................     M-86
  Equity Income--Initial Class*.............................     M-94
  Government--Initial Class.................................     M-98
  Growth Equity--Initial Class..............................    M-103
  High Yield Corporate Bond--Initial Class..................    M-108
  Indexed Equity--Initial Class.............................    M-122
  International Equity--Initial Class.......................    M-132
  Mid Cap Core--Initial Class...............................    M-138
  Mid Cap Growth--Initial Class.............................    M-146
  Small Cap Growth--Initial Class...........................    M-151
  Total Return--Initial Class...............................    M-156
  Value--Initial Class......................................    M-166
  American Century Income & Growth--Initial Class...........    M-170
  Dreyfus Large Company Value--Initial Class................    M-176
  Eagle Asset Management Growth Equity --Initial Class......    M-180
  Lord Abbett Developing Growth--Initial Class..............    M-184
  Notes to Financial Statements.............................    M-189
  Report of Independent Auditors............................    M-208
*The MainStay VP Equity Income--Initial Class is not
 available under the CorpExec VUL policy.
 The Annual Reports for the Portfolios listed below follow:
 Alger American Leveraged AllCap--Class O Shares
 Alger American Small Capitalization--Class O Shares
 American Century VP International--Class II
 American Century VP Value--Class II
 Calvert Social Balanced
 Dreyfus IP Technology Growth--Initial Shares
 Dreyfus VIF Developing Leaders--Initial Shares
 Fidelity(R) VIP Contrafund(R)--Initial Class
 Fidelity(R) VIP Equity-Income--Initial Class
 Fidelity(R) VIP Growth--Initial Class
 Fidelity(R) VIP Index 500--Initial Class
 Fidelity(R) VIP Investment Grade Bond--Initial Class
 Fidelity(R) VIP Mid Cap--Initial Class
 Fidelity(R) VIP Overseas--Initial Class
 Fidelity(R) VIP Value Strategies--Service Class 2
 Janus Aspen Series Balanced--Institutional Shares
 Janus Aspen Series Mid Cap Growth--Institutional Shares
 Janus Aspen Series Worldwide Growth--Institutional Shares
 Lord Abbett Series Fund Mid-Cap Value Portfolio
 MFS(R) Investors Trust Series--Initial Class
 MFS(R) New Discovery Series--Initial Class
 MFS(R) Research Series--Initial Class
 MFS(R) Utilities Series--Initial Class
 Morgan Stanley UIF Emerging Markets Debt--Class I
 Morgan Stanley UIF Emerging Markets Equity--Class I
 Morgan Stanley UIF U.S. Real Estate--Class I
 Scudder VIT EAFE(R) Equity Index--Class A Shares
 Scudder VIT Small Cap Index--Class A Shares
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Limited-Term Bond Portfolio
 Van Eck Worldwide Absolute Return

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the CorpExec VUL policy for the period ended December 31, 2003.

The year 2003 brought its share of turmoil and uncertainty, from terrorism and military conflicts to rising energy prices and the falling value of the U.S. dollar in world markets. Of course, there were encouraging signs too, with the equity markets turning positive for the first time since 1999. The Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P(R) 500 Index(3) all finished the year with double-digit increases. And the Gross Domestic Product (GDP)(4) was up strongly at year-end.

Regardless of the challenges we face ahead, I want you to know that New York Life Insurance and Annuity Corporation (NYLIAC) and its parent company, New York Life Insurance Company, will be there to help you navigate through these uncertain times. Since we opened our doors for business in 1845, our values of financial strength, integrity and humanity have enabled us to grow and meet our obligations through history's ups and downs. Our commitment to your financial security has always been our top priority -- and you can be certain it will remain so.

NYLIAC's CorpExec VUL policy was designed to help you with your long-term financial goals. It offers a variety of investment divisions(5) and features to assist you in developing a diverse and disciplined investment strategy to help you meet your objectives.

Please take an opportunity to review this Annual Report. It provides performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions in your policy, and is an excellent source of information on the investment allocations you have chosen.

We sincerely value the trust you have placed in NYLIAC and New York Life. Rest assured, you can count on us to be there when you need us -- just as generations of Americans have been doing for more than a century and a half.

Sincerely,

/s/ FREDERICK J. SIEVERT
Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

January 2004

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.
(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index
(3) S&P 500(R) -- "Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) Gross Domestic Product (GDP) is the monetary value of all goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments and exports minus imports.
(5) The investment divisions offered through NYLIAC's CorpExec VUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

CORPEXEC VUL II MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 1 OF 4)

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                      VALUES AS OF DECEMBER 31, 2003
                                                              ----------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTHS    YEAR
                                                              INCEPTION   ENDED      ENDED      TO       1
INVESTMENT DIVISION                                             DATE     12/31/03   12/31/03   DATE    YEAR
Alger American Leveraged All Cap--Class O Shares               01/25/95    1.05 %     9.80%    34.22%  34.22%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        05/01/98    3.56      10.68     27.58   27.58
Fidelity(R) VIP Growth--Initial Class                          10/09/86    2.85      11.07     32.36   32.36
MainStay VP Capital Appreciation--Initial Class                01/29/93    3.09      10.59     26.52   26.52
MFS(R) Research Series--Initial Class                          07/26/95    4.76      10.78     24.25   24.25
Fidelity(R) VIP Index 500--Initial Class                       08/27/92    5.18      12.00     27.94   27.94
Fidelity(R) VIP Contrafund(R)--Initial Class                   01/03/95    2.63      11.37     27.99   27.99
MainStay VP Growth Equity--Initial Class                       01/23/84    4.50      12.51     25.90   25.90
MainStay VP Indexed Equity--Initial Class                      01/29/93    5.17      11.95     27.72   27.72
MFS(R) Investors Trust--Initial Class                          10/09/95    4.92      10.08     21.70   21.70
MainStay VP American Century Income and Growth--Initial
  Class                                                        05/01/98    5.34      12.98     28.22   28.22
MainStay VP Dreyfus Large Company Value--Initial Class         05/01/98    5.55      12.90     27.47   27.47
Fidelity(R) VIP Equity Income--Initial Class                   10/09/86    7.68      14.30     29.85   29.85
MainStay VP Value--Initial Class                               05/01/95    6.41      13.92     26.90   26.90
T. Rowe Price Equity Income                                    03/31/94    6.84      12.71     25.04   25.04
Janus Aspen Series Mid-Cap Growth--Institutional Shares        09/13/93    1.78      10.95     34.60   34.60
MainStay VP Convertible--Initial Class                         10/01/96    4.12       8.95     21.78   21.78
MainStay VP Mid Cap Growth--Initial Class                      07/02/01   (0.73)     13.77     44.24   44.24
Fidelity(R) VIP Mid Cap--Initial Class                         12/28/98    3.88      16.16     38.13   38.13
MainStay VP Mid Cap Core--Initial Class                        07/02/01    2.08      12.99     34.93   34.93
Lord Abbett Mid Cap Value                                      09/15/99    5.40      12.33     24.29   24.29
American Century Value--Class II                               08/14/01    6.25      13.47     28.33   28.33
Alger American Small Capitalization--Class O Shares            09/21/88    0.37      12.46     41.81   41.81
MainStay VP Lord Abbett Developing Growth--Initial Class       05/01/98   (1.83)      8.29     37.98   37.98
MainStay VP Small Cap Growth--Initial Class                    07/02/01    0.81      15.50     41.17   41.17
MFS(R) New Discovery--Initial Class                            05/01/98   (0.53)      8.54     33.23   33.23
Dreyfus Developing Leaders--Initial Shares                     08/31/90    2.13      11.64     31.20   31.20
------------------------------------------------------------------------------------------------------------

                                                                VALUES AS OF DECEMBER 31, 2003
                                                              ----------------------------------

                                                                                         SINCE
                                                                3        5      10     PORTFOLIO
INVESTMENT DIVISION                                           YEARS    YEARS   YEARS   INCEPTION
Alger American Leveraged All Cap--Class O Shares               (9.54)% (0.33)%           15.33 %
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        (8.80)   2.33              5.00
Fidelity(R) VIP Growth--Initial Class                          (8.90)  (1.68)   9.20%    11.18
MainStay VP Capital Appreciation--Initial Class               (12.63)  (5.81)   6.71      7.92
MFS(R) Research Series--Initial Class                          (9.83)  (3.00)             6.52
Fidelity(R) VIP Index 500--Initial Class                       (4.61)  (1.20)  10.36     10.51
Fidelity(R) VIP Contrafund(R)--Initial Class                    0.34    3.09             13.54
MainStay VP Growth Equity--Initial Class                       (7.76)  (0.43)   9.64     10.45
MainStay VP Indexed Equity--Initial Class                      (4.66)  (1.20)  10.29     10.17
MFS(R) Investors Trust--Initial Class                          (7.07)  (3.23)             7.16
MainStay VP American Century Income and Growth--Initial
  Class                                                        (2.14)  (0.47)             1.16
MainStay VP Dreyfus Large Company Value--Initial Class         (2.32)   1.03              1.36
Fidelity(R) VIP Equity Income--Initial Class                    0.58    3.09   10.45     10.71
MainStay VP Value--Initial Class                               (0.05)   4.01              8.54
T. Rowe Price Equity Income                                     3.04    4.95             12.05
Janus Aspen Series Mid-Cap Growth--Institutional Shares       (16.46)  (2.31)   7.77      9.27
MainStay VP Convertible--Initial Class                          2.88    7.83              8.53
MainStay VP Mid Cap Growth--Initial Class                                                (2.53)
Fidelity(R) VIP Mid Cap--Initial Class                          6.15   18.81             19.49
MainStay VP Mid Cap Core--Initial Class                                                   3.88
Lord Abbett Mid Cap Value                                       6.35                     14.67
American Century Value--Class II                                                          6.12
Alger American Small Capitalization--Class O Shares            (9.87)  (5.37)   3.26     10.04
MainStay VP Lord Abbett Developing Growth--Initial Class       (3.40)  (0.87)            (2.24)
MainStay VP Small Cap Growth--Initial Class                                              (0.54)
MFS(R) New Discovery--Initial Class                            (4.95)   7.69              7.12
Dreyfus Developing Leaders--Initial Shares                     (0.37)   6.50    9.43     24.50
-----------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

CORPEXEC VUL II MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 2 OF 4)

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                                    THREE
                                                             PORTFOLIO   MONTH      MONTHS    YEAR
                                                             INCEPTION   ENDED      ENDED      TO       1       3        5
INVESTMENT DIVISION                                            DATE     12/31/03   12/31/03   DATE    YEAR    YEARS    YEARS
Scudder VIT Small Cap Index Fund--Class A Shares              08/22/97    2.06 %    14.28 %   45.88%  45.88%    5.49%   6.13%
Fidelity(R) VIP Value Strategies--Initial Class               02/20/02   (0.27)     13.62     56.78   56.78
Fidelity(R) VIP Overseas--Initial Class                       01/28/87    6.90      16.23     42.84   42.84    (3.79)   0.40
MainStay VP International Equity--Initial Class               05/01/95    6.65      14.34     29.52   29.52     1.85    1.93
American Century International--Class II                      08/15/01    5.91      13.72     23.90   23.90
Scudder VIT EAFE Equity Index Fund--Class A Shares            08/22/97    7.57      16.34     32.86   32.86    (8.00)  (3.85)
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/93    5.62      12.83     23.53   23.53   (10.85)  (0.50)
Morgan Stanley UIF Emerging Markets Equity--Class I           10/01/96    7.85      17.60     49.12   49.12     8.04    8.29
Dreyfus IP Technology Growth--Initial Shares                  08/31/99   (0.83)     11.76     50.40   50.40   (15.42)
Morgan Stanley UIF U.S. Real Estate--Class I                  03/03/97    2.81       8.17     37.00   37.00    14.01   13.38
MFS(R) Utilities Series--Initial Class                        01/03/95    6.66      11.36     35.39   35.39    (7.68)   1.81
Calvert Social Balanced                                       09/02/86    2.54       7.01     18.88   18.88    (1.19)   0.81
Janus Aspen Series Balanced--Institutional Shares             09/13/93    2.53       6.76     13.63   13.63     0.20    4.34
MainStay VP Total Return--Initial Shares                      01/29/93    2.37       7.12     19.23   19.23    (4.10)  (0.41)
MainStay VP High Yield Corporate Bond--Initial Shares         05/01/95    2.58       7.32     35.87   35.87    13.03    8.77
Morgan Stanley UIF Emerging Markets Debt--Class I             06/16/97    2.81       6.00     27.39   27.39    14.99   16.82
MainStay VP Bond--Initial Class                               01/23/84    1.02       0.38      4.14    4.14     7.34    5.83
MainStay VP Government--Initial Class                         01/29/93    0.95      (0.19)     1.51    1.51     5.68    5.26
Fidelity(R) VIP Investment Grade Bond--Initial Class          12/06/88    1.08       0.65      4.81    4.81     7.58    6.35
T. Rowe Price LTD Term Bond                                   05/13/94    0.47       0.40      3.89    3.89     5.65    5.22
MainStay VP Cash Management--current yield as of December
 31, 2003 is 0.588.**                                         01/29/93    0.02       0.05      0.29    0.29     1.57    2.95
Van Eck Worldwide Absolute Return                             05/01/03   (0.63)      0.71
----------------------------------------------------------------------------------------------------------------------------


                                                                       SINCE
                                                              10     PORTFOLIO
INVESTMENT DIVISION                                          YEARS   INCEPTION
Scudder VIT Small Cap Index Fund--Class A Shares                        5.16 %
Fidelity(R) VIP Value Strategies--Initial Class                        12.38
Fidelity(R) VIP Overseas--Initial Class                       4.76%     5.83
MainStay VP International Equity--Initial Class                         6.03
American Century International--Class II                               (4.23)
Scudder VIT EAFE Equity Index Fund--Class A Shares                     (1.16)
Janus Aspen Series Worldwide Growth--Institutional Shares     9.66     11.24
Morgan Stanley UIF Emerging Markets Equity--Class I                     1.32
Dreyfus IP Technology Growth--Initial Shares                           (8.38)
Morgan Stanley UIF U.S. Real Estate--Class I                           10.33
MFS(R) Utilities Series--Initial Class                                 11.50
Calvert Social Balanced                                       7.27      8.09
Janus Aspen Series Balanced--Institutional Shares            11.28     11.68
MainStay VP Total Return--Initial Shares                      7.12      7.83
MainStay VP High Yield Corporate Bond--Initial Shares                   9.78
Morgan Stanley UIF Emerging Markets Debt--Class I                       7.04
MainStay VP Bond--Initial Class                               6.16      8.66
MainStay VP Government--Initial Class                         5.90      5.88
Fidelity(R) VIP Investment Grade Bond--Initial Class          6.33      7.41
T. Rowe Price LTD Term Bond                                             5.60
MainStay VP Cash Management--current yield as of December
 31, 2003 is 0.588.**                                         3.76      3.63
Van Eck Worldwide Absolute Return                                      (0.05)
----------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

Due to current market volatility, the current performance may be less than the figures shown. You can access the most current performance information by logging on to www.newyorklife.com.

The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

The returns for any Investment Division of the Separate Account reflect only the performance of a hypothetical investment in the Investment Divisions during the particular time period on which the calculations are based. The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CORPEXEC VUL II was first offered for sale 12/2001. For the period from the inception date, until the product introduction, the performance summary assumes that the CORPEXEC VUL II policy was available, which it was not.

        (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH PORTFOLIO)

CORPEXEC VUL II MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 3 OF 4)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                      VALUES AS OF DECEMBER 31, 2003
                                                              ----------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTH     YEAR
                                                              INCEPTION   ENDED      ENDED      TO       1
PORTFOLIO                                                       DATE     12/31/03   12/31/03   DATE    YEAR
Alger American Leveraged All Cap--Class O Shares               01/25/95    1.08 %     9.90%    34.72%  34.72%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        05/01/98    3.59      10.78     28.05   28.05
Fidelity(R) VIP Growth--Initial Class                          10/09/86    2.88      11.17     32.85   32.85
MainStay VP Capital Appreciation--Initial Class                01/29/93    3.12      10.69     26.99   26.99
MFS(R) Research Series--Initial Class                          07/26/95    4.79      10.88     24.71   24.71
Fidelity(R) VIP Index 500--Initial Class                       08/27/92    5.21      12.10     28.41   28.41
Fidelity(R) VIP Contrafund(R)--Initial Class                   01/03/95    2.66      11.47     28.46   28.46
MainStay VP Growth Equity--Initial Class                       01/23/84    4.54      12.62     26.37   26.37
MainStay VP Indexed Equity--Initial Class                      01/29/93    5.21      12.05     28.19   28.19
MFS(R) Investors Trust--Initial Class                          10/09/95    4.95      10.18     22.15   22.15
MainStay VP American Century Income and Growth--Initial
  Class                                                        05/01/98    5.37      13.09     28.69   28.69
MainStay VP Dreyfus Large Company Value--Initial Class         05/01/98    5.59      13.00     27.95   27.95
Fidelity(R) VIP Equity Income--Initial Class                   10/09/86    7.71      14.41     30.33   30.33
MainStay VP Value--Initial Class                               05/01/95    6.44      14.03     27.37   27.37
T. Rowe Price Equity Income                                    03/31/94    6.87      12.81     25.50   25.50
Janus Aspen Series Mid-Cap Growth--Institutional Shares        09/13/93    1.81      11.05     35.10   35.10
MainStay VP Convertible--Initial Class                         10/01/96    4.15       9.05     22.23   22.23
MainStay VP Mid Cap Growth--Initial Class                      07/02/01   (0.70)     13.87     44.78   44.78
Fidelity(R) VIP Mid Cap--Initial Class                         12/28/98    3.91      16.27     38.64   38.64
MainStay VP Mid Cap Core--Initial Class                        07/02/01    2.11      13.10     35.43   35.43
Lord Abbett Mid Cap Value                                      09/15/99    5.43      12.43     24.75   24.75
American Century Value--Class II                               08/14/01    6.28      13.58     28.81   28.81
Alger American Small Capitalization--Class O Shares            09/21/88    0.40      12.56     42.34   42.34
MainStay VP Lord Abbett Developing Growth--Initial Class       05/01/98   (1.80)      8.39     38.49   38.49
MainStay VP Small Cap Growth--Initial Class                    07/02/01    0.84      15.60     41.69   41.69
MFS(R) New Discovery--Initial Class                            05/01/98   (0.50)      8.64     33.72   33.72
Dreyfus Developing Leaders--Initial Shares                     08/31/90    2.16      11.74     31.69   31.69
------------------------------------------------------------------------------------------------------------

                                                                VALUES AS OF DECEMBER 31, 2003
                                                              ----------------------------------

                                                                                         SINCE
                                                                3        5      10     PORTFOLIO
PORTFOLIO                                                     YEARS    YEARS   YEARS   INCEPTION
Alger American Leveraged All Cap--Class O Shares               (9.20)%  0.04%            15.76 %
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        (8.46)   2.71              5.39
Fidelity(R) VIP Growth--Initial Class                          (8.56)  (1.32)   9.60%    11.59
MainStay VP Capital Appreciation--Initial Class               (12.30)  (5.46)   7.10      8.32
MFS(R) Research Series--Initial Class                          (9.50)  (2.64)             6.91
Fidelity(R) VIP Index 500--Initial Class                       (4.26)  (0.83)  10.77     10.92
Fidelity(R) VIP Contrafund(R)--Initial Class                    0.71    3.47             13.96
MainStay VP Growth Equity--Initial Class                       (7.41)  (0.06)  10.04     10.86
MainStay VP Indexed Equity--Initial Class                      (4.30)  (0.83)  10.70     10.57
MFS(R) Investors Trust--Initial Class                          (6.73)  (2.87)             7.56
MainStay VP American Century Income and Growth--Initial
  Class                                                        (1.78)  (0.10)             1.54
MainStay VP Dreyfus Large Company Value--Initial Class         (1.95)   1.40              1.74
Fidelity(R) VIP Equity Income--Initial Class                    0.95    3.47   10.86     11.12
MainStay VP Value--Initial Class                                0.32    4.40              8.94
T. Rowe Price Equity Income                                     3.42    5.34             12.47
Janus Aspen Series Mid-Cap Growth--Institutional Shares       (16.15)  (1.95)   8.17      9.68
MainStay VP Convertible--Initial Class                          3.26    8.23              8.94
MainStay VP Mid Cap Growth--Initial Class                                                (2.17)
Fidelity(R) VIP Mid Cap--Initial Class                          6.54   19.25             19.93
MainStay VP Mid Cap Core--Initial Class                                                   4.26
Lord Abbett Mid Cap Value                                       6.74                     15.10
American Century Value--Class II                                                          6.51
Alger American Small Capitalization--Class O Shares            (9.54)  (5.02)   3.64     10.45
MainStay VP Lord Abbett Developing Growth--Initial Class       (3.05)  (0.51)            (1.88)
MainStay VP Small Cap Growth--Initial Class                                              (0.18)
MFS(R) New Discovery--Initial Class                            (4.60)   8.09              7.52
Dreyfus Developing Leaders--Initial Shares                      0.00    6.89    9.84     24.96
------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

CORPEXEC VUL II MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 4 OF 4)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                                    THREE
                                                             PORTFOLIO   MONTH      MONTH     YEAR
                                                             INCEPTION   ENDED      ENDED      TO       1       3        5
PORTFOLIO                                                      DATE     12/31/03   12/31/03   DATE    YEAR    YEARS    YEARS
Scudder VIT Small Cap Index Fund--Class A Shares              08/22/97    2.09 %    14.39%    46.42%  46.42%    5.88%   6.52%
Fidelity(R) VIP Value Strategies--Initial Class               02/20/02   (0.24)     13.73     57.36   57.36
Fidelity(R) VIP Overseas--Initial Class                       01/28/87    6.93      16.34     43.37   43.37    (3.43)   0.77
MainStay VP International Equity--Initial Class               05/01/95    6.68      14.44     30.00   30.00     2.23    2.31
American Century International--Class II                      08/15/01    5.94      13.83     24.36   24.36
Scudder VIT EAFE Equity Index Fund--Class A Shares            08/22/97    7.60      16.45     33.35   33.35    (7.66)  (3.49)
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/93    5.65      12.93     23.99   23.99   (10.52)  (0.13)
Morgan Stanley UIF Emerging Markets Equity--Class I           10/01/96    7.88      17.71     49.67   49.67     8.44    8.69
Dreyfus IP Technology Growth--Initial Shares                  08/31/99   (0.80)     11.86     50.96   50.96   (15.11)
Morgan Stanley UIF U.S. Real Estate--Class I                  03/03/97    2.84       8.27     37.51   37.51    14.43   13.80
MFS(R) Utilities Series--Initial Class                        01/03/95    6.69      11.46     35.89   35.89    (7.34)   2.19
Calvert Social Balanced                                       09/02/86    2.57       7.11     19.32   19.32    (0.82)   1.18
Janus Aspen Series Balanced--Institutional Shares             09/13/93    2.56       6.86     14.05   14.05     0.57    4.73
MainStay VP Total Return--Initial Shares                      01/29/93    2.40       7.22     19.68   19.68    (3.75)  (0.04)
MainStay VP High Yield Corporate Bond--Initial Shares         05/01/95    2.61       7.42     36.37   36.37    13.45    9.17
Morgan Stanley UIF Emerging Markets Debt--Class I             06/16/97    2.84       6.10     27.86   27.86    15.42   17.25
MainStay VP Bond--Initial Class                               01/23/84    1.05       0.47      4.52    4.52     7.73    6.22
MainStay VP Government--Initial Class                         01/29/93    0.98      (0.10)     1.88    1.88     6.07    5.65
Fidelity(R) VIP Investment Grade Bond--Initial Class          12/06/88    1.11       0.74      5.20    5.20     7.98    6.74
T. Rowe Price LTD Term Bond                                   05/13/94    0.50       0.49      4.28    4.28     6.04    5.61
MainStay VP Cash Management--current yield as of December
  31, 2003 is 0.588.**                                        01/29/93    0.05       0.14      0.67    0.67     1.94    3.33
Van Eck Worldwide Absolute Return                             05/01/03   (0.60)      0.80
----------------------------------------------------------------------------------------------------------------------------


                                                                       SINCE
                                                              10     PORTFOLIO
PORTFOLIO                                                    YEARS   INCEPTION
Scudder VIT Small Cap Index Fund--Class A Shares                        5.55 %
Fidelity(R) VIP Value Strategies--Initial Class                        12.80
Fidelity(R) VIP Overseas--Initial Class                       5.15%     6.22
MainStay VP International Equity--Initial Class                         6.42
American Century International--Class II                               (3.87)
Scudder VIT EAFE Equity Index Fund--Class A Shares                     (0.79)
Janus Aspen Series Worldwide Growth--Institutional Shares    10.07     11.65
Morgan Stanley UIF Emerging Markets Equity--Class I                     1.70
Dreyfus IP Technology Growth--Initial Shares                           (8.04)
Morgan Stanley UIF U.S. Real Estate--Class I                           10.74
MFS(R) Utilities Series--Initial Class                                 11.91
Calvert Social Balanced                                       7.67      8.49
Janus Aspen Series Balanced--Institutional Shares            11.69     12.09
MainStay VP Total Return--Initial Shares                      7.51      8.23
MainStay VP High Yield Corporate Bond--Initial Shares                  10.19
Morgan Stanley UIF Emerging Markets Debt--Class I                       7.44
MainStay VP Bond--Initial Class                               6.56      9.06
MainStay VP Government--Initial Class                         6.29      6.27
Fidelity(R) VIP Investment Grade Bond--Initial Class          6.72      7.81
T. Rowe Price LTD Term Bond                                             5.99
MainStay VP Cash Management--current yield as of December
  31, 2003 is 0.588.**                                        4.14      4.01
Van Eck Worldwide Absolute Return                                       0.20
----------------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

   This material is authorized for distribution to the general public only if accompanied by or preceded by an effective NYLIAC CORPEXEC VUL prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

   You can access the most current performance information by logging on to www.newyorklife.com.

   The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

            ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS, LLC,
                                   MEMBER, NASD
                      51 MADISON AVENUE, NEW YORK, NY 10010

   (Not valid without the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate
                         Account's underlying Portfolios)

CORPEXEC VUL III MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 1 OF 4)

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                          VALUES AS OF DECEMBER 31, 2003
                                                              -------------------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTHS    YEAR
                                                              INCEPTION   ENDED      ENDED      TO       1       3
INVESTMENT DIVISION                                             DATE     12/31/03   12/31/03   DATE    YEAR    YEARS
Alger American Leveraged All Cap--Class O Shares               01/25/95    1.06 %     9.83%    34.38%  34.38%   (9.72)%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Shares                                                       05/01/98    3.57      10.71     27.73   27.73    (8.98)
Fidelity(R) VIP Growth--Initial Shares                         10/09/86    2.86      11.10     32.52   32.52    (9.08)
MainStay VP Capital Appreciation--Initial Class                01/29/93    3.10      10.62     26.68   26.68   (12.80)
MFS(R) Research Series--Initial Class                          07/26/95    4.77      10.81     24.40   24.40   (10.01)
Fidelity(R) VIP Index 500--Initial Class                       08/27/92    5.19      12.03     28.09   28.09    (4.80)
Fidelity(R) VIP Contrafund(R)--Initial Class                   01/03/95    2.64      11.40     28.14   28.14     0.14
MainStay VP Growth Equity--Initial Class                       01/23/84    4.51      12.55     26.05   26.05    (7.94)
MainStay VP Indexed Equity--Initial Class                      01/29/93    5.19      11.98     27.87   27.87    (4.85)
MFS(R) Investors Trust--Initial Class                          10/09/95    4.93      10.11     21.85   21.85    (7.26)
MainStay VP American Century Income and Growth--Initial
  Class                                                        05/01/98    5.35      13.02     28.37   28.37    (2.33)
MainStay VP Dreyfus Large Company Value--Initial Class         05/01/98    5.57      12.93     27.63   27.63    (2.51)
Fidelity(R) VIP Equity Income--Initial Class                   10/09/86    7.69      14.34     30.00   30.00     0.38
MainStay VP Value--Initial Class                               05/01/95    6.42      13.96     27.05   27.05    (0.25)
T. Rowe Price Equity Income                                    03/31/94    6.85      12.74     25.19   25.19     2.83
Janus Aspen Series--Institutional Shares                       09/13/93    1.79      10.98     34.76   34.76   (16.63)
MainStay VP Convertible--Initial Class                         10/01/96    4.13       8.98     21.92   21.92     2.68
MainStay VP Mid Cap Growth--Initial Class                      07/02/01   (0.72)     13.80     44.42   44.42
Fidelity(R) VIP Mid Cap--Initial Class                         12/28/98    3.89      16.20     38.29   38.29     5.93
MainStay VP Mid Cap Core--Initial Class                        07/02/01    2.09      13.03     35.09   35.09
Lord Abbett Mid Cap Value                                      09/15/99    5.41      12.36     24.44   24.44     6.13
American Century Value--Class II                               08/14/01    6.26      13.51     28.49   28.49
Alger American Small Capitalization--Class O Shares            09/21/88    0.38      12.49     41.98   41.98   (10.05)
MainStay VP Lord Abbett Developing Growth--Initial Class       05/01/98   (1.82)      8.32     38.15   38.15    (3.60)
MainStay VP Small Cap Growth--Initial Class                    07/02/01    0.82      15.53     41.34   41.34
MFS(R) New Discovery--Initial Class                            05/01/98   (0.52)      8.57     33.39   33.39    (5.14)
Dreyfus Developing Leaders--Initial Class                      08/31/90    2.14      11.67     31.36   31.36    (0.57)
---------------------------------------------------------------------------------------------------------------------

                                                                 VALUES AS OF DECEMBER 31, 2003
                                                              -------------------------------------

                                                                                SINCE       TOTAL
                                                                5      10     PORTFOLIO   PORTFOLIO
INVESTMENT DIVISION                                           YEARS   YEARS   INCEPTION   EXPENSES
Alger American Leveraged All Cap--Class O Shares              (0.53)%           15.10 %      .96%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Shares                                                       2.13              4.79        .81
Fidelity(R) VIP Growth--Initial Shares                        (1.88)   8.98%    10.96        .67
MainStay VP Capital Appreciation--Initial Class               (6.00)   6.49      7.70        .64
MFS(R) Research Series--Initial Class                         (3.19)             6.30        .86
Fidelity(R) VIP Index 500--Initial Class                      (1.39)  10.14     10.29        .28
Fidelity(R) VIP Contrafund(R)--Initial Class                   2.88             13.31        .68
MainStay VP Growth Equity--Initial Class                      (0.63)   9.42     10.23        .51
MainStay VP Indexed Equity--Initial Class                     (1.39)  10.07      9.95        .38
MFS(R) Investors Trust--Initial Class                         (3.42)             6.95        .88
MainStay VP American Century Income and Growth--Initial
  Class                                                       (0.67)             0.96        .92
MainStay VP Dreyfus Large Company Value--Initial Class         0.83              1.16        .98
Fidelity(R) VIP Equity Income--Initial Class                   2.88   10.23     10.49        .57
MainStay VP Value--Initial Class                               3.80              8.32        .65
T. Rowe Price Equity Income                                    4.74             11.83        .85
Janus Aspen Series--Institutional Shares                      (2.51)   7.56      9.06        .67
MainStay VP Convertible--Initial Class                         7.61              8.32        .67
MainStay VP Mid Cap Growth--Initial Class                                       (2.72)       .97
Fidelity(R) VIP Mid Cap--Initial Class                                          19.25        .70
MainStay VP Mid Cap Core--Initial Class                                          3.67        .98
Lord Abbett Mid Cap Value                                                       14.45       1.15
American Century Value--Class II                                                 5.90       1.11
Alger American Small Capitalization--Class O Shares           (5.56)   3.05      9.82        .97
MainStay VP Lord Abbett Developing Growth--Initial Class      (1.07)            (2.44)      1.10
MainStay VP Small Cap Growth--Initial Class                                     (0.74)       .95
MFS(R) New Discovery--Initial Class                            7.48              6.91       1.04
Dreyfus Developing Leaders--Initial Class                      6.28    9.22     24.25        .81
---------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

CORPEXEC VUL III MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 2 OF 4)

The chart below shows the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each investment division's assets for all years. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                                    THREE
                                                             PORTFOLIO   MONTH      MONTHS    YEAR
                                                             INCEPTION   ENDED      ENDED      TO       1       3        5
INVESTMENT DIVISION                                            DATE     12/31/03   12/31/03   DATE    YEAR    YEARS    YEARS
Scudder VIT Small Cap Index Fund--Class A Shares              08/22/97    2.07 %    14.32 %   46.05%  46.05%    5.28%   5.91%
Fidelity(R) VIP Value Strategies--Initial Class               02/20/02   (0.26)     13.66     56.97   56.97
Fidelity(R) VIP Overseas--Initial Class                       01/28/87    6.91      16.27     43.01   43.01    (3.98)   0.20
MainStay VP International Equity--Initial Class               05/01/95    6.66      14.37     29.68   29.68     1.65    1.73
American Century International--Class II                      08/15/01    5.92      13.76     24.05   24.05
Scudder VIT EAFE Equity Index Fund--Class A Shares            08/22/97    7.58      16.38     33.02   33.02    (8.18)  (4.04)
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/93    5.63      12.86     23.68   23.68   (11.03)  (0.70)
Morgan Stanley UIF Emerging Markets Equity--Class I           10/01/96    7.86      17.64     49.30   49.30     7.82    8.07
Dreyfus IP Technology Growth--Initial Class                   08/31/99   (0.82)     11.79     50.58   50.58   (15.59)
Morgan Stanley UIF U.S. Real Estate--Class I                  03/03/97    2.82       8.20     37.17   37.17    13.78   13.15
MFS(R) Utilities Series--Initial Class                        01/03/95    6.67      11.39     35.55   35.55    (7.87)   1.61
Calvert Social Balanced                                       09/02/86    2.55       7.04     19.02   19.02    (1.38)   0.60
Janus Aspen Series Balanced--Institutional shares             09/13/93    2.54       6.79     13.77   13.77     0.00    4.13
MainStay VP Total Return--Initial Class                       01/29/93    2.38       7.15     19.38   19.38    (4.29)  (0.61)
MainStay VP High Yield Corporate Bond--Initial Class          05/01/95    2.59       7.35     36.03   36.03    12.80    8.55
Morgan Stanley UIF Emerging Markets Debt--Class I             06/16/97    2.82       6.03     27.54   27.54    14.76   16.58
MainStay VP Bond--Initial Class                               01/23/84    1.03       0.41      4.26    4.26     7.12    5.62
MainStay VP Government--Initial Class                         01/29/93    0.96      (0.16)     1.63    1.63     5.47    5.05
Fidelity(R) VIP Investment Grade Bond--Initial                12/06/88    1.09       0.68      4.94    4.94     7.37    6.13
T. Rowe Price LTD Term Bond                                   05/13/94    0.48       0.43      4.02    4.02     5.44    5.01
MainStay VP Cash Management--current yield as of December
 31, 2003 is 0.588.**                                         01/29/93    0.03       0.08      0.41    0.41     1.36    2.74
Van Eck Worldwide Absolute Return                             05/01/03   (0.62)      0.74
----------------------------------------------------------------------------------------------------------------------------


                                                                       SINCE
                                                              10     PORTFOLIO
INVESTMENT DIVISION                                          YEARS   INCEPTION
Scudder VIT Small Cap Index Fund--Class A Shares                        4.95 %
Fidelity(R) VIP Value Strategies--Initial Class                        12.16
Fidelity(R) VIP Overseas--Initial Class                       4.55%     5.62
MainStay VP International Equity--Initial Class                         5.82
American Century International--Class II                               (4.42)
Scudder VIT EAFE Equity Index Fund--Class A Shares                     (1.35)
Janus Aspen Series Worldwide Growth--Institutional Shares     9.44     11.02
Morgan Stanley UIF Emerging Markets Equity--Class I                     1.12
Dreyfus IP Technology Growth--Initial Class                            (8.56)
Morgan Stanley UIF U.S. Real Estate--Class I                           10.11
MFS(R) Utilities Series--Initial Class                                 11.27
Calvert Social Balanced                                       7.06      7.87
Janus Aspen Series Balanced--Institutional shares            11.06     11.45
MainStay VP Total Return--Initial Class                       6.90      7.62
MainStay VP High Yield Corporate Bond--Initial Class                    9.56
Morgan Stanley UIF Emerging Markets Debt--Class I                       6.83
MainStay VP Bond--Initial Class                               5.95      8.44
MainStay VP Government--Initial Class                         5.68      5.67
Fidelity(R) VIP Investment Grade Bond--Initial                6.11      7.20
T. Rowe Price LTD Term Bond                                             5.39
MainStay VP Cash Management--current yield as of December
 31, 2003 is 0.588.**                                         3.55      3.42
Van Eck Worldwide Absolute Return                                       0.03
----------------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

Due to current market volatility, the current performance may be less than the figures shown. You can access the most current performance information by logging on to www.newyorklife.com.

The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

The returns for any Investment Division of the Separate Account reflect only the performance of a hypothetical investment in the Investment Divisions during the particular time period on which the calculations are based. The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates above. CORPEXEC VUL III as first offered for sale 12/2001. For the period from the inception date, until the product introduction, the performance summary assumes that the CORPEXEC VUL III policy was available, which it was not.

        (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH PORTFOLIO)

CORPEXEC VUL III MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 3 OF 4)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                          VALUES AS OF DECEMBER 31, 2003
                                                              -------------------------------------------------------
                                                                                     THREE
                                                              PORTFOLIO   MONTH      MONTH     YEAR
                                                              INCEPTION   ENDED      ENDED      TO       1       3
PORTFOLIO                                                       DATE     12/31/03   12/31/03   DATE    YEAR    YEARS
Alger American Leveraged All Cap--Class O Shares               01/25/95     1.08%     9.90%    34.72%  34.72%   (9.20)%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        05/01/98     3.59     10.78     28.05   28.05    (8.46)
Fidelity(R) VIP Growth--Initial Class                          10/09/86     2.88     11.17     32.85   32.85    (8.56)
MainStay VP Capital Appreciation--Initial Class                01/29/93     3.12     10.69     26.99   26.99   (12.30)
MFS(R) Research Series--Initial Class                          07/26/95     4.79     10.88     24.71   24.71    (9.50)
Fidelity(R) VIP Index 500--Initial Class                       08/27/92     5.21     12.10     28.41   28.41    (4.26)
Fidelity(R) VIP Contrafund(R)--Initial Class                   01/03/95     2.66     11.47     28.46   28.46     0.71
MainStay VP Growth Equity--Initial Class                       01/23/84     4.54     12.62     26.37   26.37    (7.41)
MainStay VP Indexed Equity--Initial Class                      01/29/93     5.21     12.05     28.19   28.19    (4.30)
MFS(R) Investors Trust--Initial Class                          10/09/95     4.95     10.18     22.15   22.15    (6.73)
MainStay VP American Century Income and Growth--Initial
  Class                                                        05/01/98     5.37     13.09     28.69   28.69    (1.78)
MainStay VP Dreyfus Large Company Value--Initial Class         05/01/98     5.59     13.00     27.95   27.95    (1.95)
Fidelity(R) VIP Equity Income--Initial Class                   10/09/86     7.71     14.41     30.33   30.33     0.95
MainStay VP Value--Initial Class                               05/01/95     6.44     14.03     27.37   27.37     0.32
T. Rowe Price Equity Income                                    03/31/94     6.87     12.81     25.50   25.50     3.42
Janus Aspen Series Aggressive Growth--Institutional Shares     09/13/93     1.81     11.05     35.10   35.10   (16.15)
MainStay VP Convertible--Initial Class                         10/01/96     4.15      9.05     22.23   22.23     3.26
MainStay VP Mid Cap Growth--Initial Class                      07/02/01    (0.70)    13.87     44.78   44.78
Fidelity(R) VIP Mid Cap--Initial Class                         12/28/98     3.91     16.27     38.64   38.64     6.54
MainStay VP Mid Cap Core--Initial Class                        07/02/01     2.11     13.10     35.43   35.43
Lord Abbett Mid Cap Value                                      09/15/99     5.43     12.43     24.75   24.75     6.74
American Century Value--Class II                               08/14/01     6.28     13.58     28.81   28.81
Alger American Small Capitalization--Class O Shares            09/21/88     0.40     12.56     42.34   42.34    (9.54)
MainStay VP Lord Abbett Developing Growth--Initial Class       05/01/98    (1.80)     8.39     38.49   38.49    (3.05)
MainStay VP Small Cap Growth--Initial Class                    07/02/01     0.84     15.60     41.69   41.69
MFS(R) New Discovery--Initial Class                            05/01/98    (0.50)     8.64     33.72   33.72    (4.60)
Dreyfus Developing Leaders--Initial Class                      08/31/90     2.16     11.74     31.69   31.69     0.00
---------------------------------------------------------------------------------------------------------------------

                                                                 VALUES AS OF DECEMBER 31, 2003
                                                              -------------------------------------

                                                                                SINCE       TOTAL
                                                                5      10     PORTFOLIO   PORTFOLIO
PORTFOLIO                                                     YEARS   YEARS   INCEPTION   EXPENSES
Alger American Leveraged All Cap--Class O Shares               0.04%            15.76 %      .96%
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                        2.71              5.39        .81
Fidelity(R) VIP Growth--Initial Class                         (1.32)   9.60%    11.59        .67
MainStay VP Capital Appreciation--Initial Class               (5.46)   7.10      8.32        .64
MFS(R) Research Series--Initial Class                         (2.64)             6.91        .86
Fidelity(R) VIP Index 500--Initial Class                      (0.83)  10.77     10.92        .28
Fidelity(R) VIP Contrafund(R)--Initial Class                   3.47             13.96        .68
MainStay VP Growth Equity--Initial Class                      (0.06)  10.04     10.86        .51
MainStay VP Indexed Equity--Initial Class                     (0.83)  10.70     10.57        .38
MFS(R) Investors Trust--Initial Class                         (2.87)             7.56        .88
MainStay VP American Century Income and Growth--Initial
  Class                                                       (0.10)             1.54        .92
MainStay VP Dreyfus Large Company Value--Initial Class         1.40              1.74        .98
Fidelity(R) VIP Equity Income--Initial Class                   3.47   10.86     11.12        .57
MainStay VP Value--Initial Class                               4.40              8.94        .65
T. Rowe Price Equity Income                                    5.34             12.47        .85
Janus Aspen Series Aggressive Growth--Institutional Shares    (1.95)   8.17      9.68        .67
MainStay VP Convertible--Initial Class                         8.23              8.94        .67
MainStay VP Mid Cap Growth--Initial Class                                       (2.17)       .97
Fidelity(R) VIP Mid Cap--Initial Class                        19.25             19.93        .70
MainStay VP Mid Cap Core--Initial Class                                          4.26        .98
Lord Abbett Mid Cap Value                                                       15.10       1.15
American Century Value--Class II                                                 6.51       1.11
Alger American Small Capitalization--Class O Shares           (5.02)   3.64     10.45        .97
MainStay VP Lord Abbett Developing Growth--Initial Class      (0.51)            (1.88)      1.10
MainStay VP Small Cap Growth--Initial Class                                     (0.18)       .95
MFS(R) New Discovery--Initial Class                            8.09              7.52       1.04
Dreyfus Developing Leaders--Initial Class                      6.89    9.84     24.96        .81
---------------------------------------------------------------------------------------------------------------------

 * The values shown are unaudited.

CORPEXEC VUL III MONTHLY PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003 (PAGE 4 OF 4)

The chart below shows the Average Annual Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do NOT reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                                    THREE
                                                             PORTFOLIO   MONTH      MONTH     YEAR
                                                             INCEPTION   ENDED      ENDED      TO       1        3        5
PORTFOLIO                                                      DATE     12/31/03   12/31/03   DATE     YEAR    YEARS    YEARS
Scudder VIT Small Cap Index Fund--Class A Shares              08/22/97    2.09 %    14.39 %   46.42%   46.42%    5.88%   6.52%
Fidelity(R) VIP Value Strategies--Initial Shares              02/20/02   (0.24)     13.73     57.36    57.36
Fidelity(R) VIP Overseas--Initial Shares                      01/28/87    6.93      16.34     43.37    43.37    (3.43)   0.77
MainStay VP International Equity--Initial Shares              05/01/95    6.68      14.44     30.00    30.00     2.23    2.31
American Century International--Class II                      08/15/01    5.94      13.83     24.36    24.36
Scudder VIT EAFE Equity Index Fund--Class A Shares            08/22/97    7.60      16.45     33.35    33.35    (7.66)  (3.49)
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/93    5.65      12.93     23.99    23.99   (10.52)  (0.13)
Morgan Stanley UIF Emerging Markets Equity--Class I           10/01/96    7.88      17.71     49.67    49.67     8.44    8.69
Dreyfus IP Technology Growth--Initial Class                   08/31/99   (0.80)     11.86     50.96    50.96   (15.11)
Morgan Stanley UIF U.S. Real Estate--Class I                  03/03/97    2.84       8.27     37.51    37.51    14.43   13.80
MFS(R) Utilities Series--Initial Class                        01/03/95    6.69      11.46     35.89    35.89    (7.34)   2.19
Calvert Social Balanced                                       09/02/86    2.57       7.11     19.32    19.32    (0.82)   1.18
Janus Aspen Series Balanced--Institutional Shares             09/13/93    2.56       6.86     14.05    14.05     0.57    4.73
MainStay VP Total Return--Initial Shares                      01/29/93    2.40       7.22     19.68    19.68    (3.75)  (0.04)
MainStay VP High Yield Corporate Bond--Initial Class          05/01/95    2.61       7.42     36.37    36.37    13.45    9.17
Morgan Stanley UIF Emerging Markets Debt--Class I             06/16/97    2.84       6.10     27.86    27.86    15.42   17.25
MainStay VP Bond--Initial Class                               01/23/84    1.05       0.47      4.52     4.52     7.73    6.22
MainStay VP Government--Initial Class                         01/29/93    0.98      (0.10)     1.88     1.88     6.07    5.65
Fidelity(R) VIP Investment Grade Bond--Initial Class          12/05/88    1.11       0.74      5.20     5.20     7.98    6.74
T. Rowe Price LTD Term Bond                                   05/13/94    0.50       0.49      4.28     4.28     6.04    5.61
MainStay VP Cash Management--current yield as of December
  31, 2003 is 0.588.**                                        01/29/93    0.05       0.14      0.67     0.67     1.94    3.33
Van Eck World Absolute Growth                                 05/01/03   (0.60)      0.80
-----------------------------------------------------------------------------------------------------------------------------


                                                                       SINCE
                                                              10     PORTFOLIO
PORTFOLIO                                                    YEARS   INCEPTION
Scudder VIT Small Cap Index Fund--Class A Shares                        5.55 %
Fidelity(R) VIP Value Strategies--Initial Shares                       12.80
Fidelity(R) VIP Overseas--Initial Shares                      5.15%     6.22
MainStay VP International Equity--Initial Shares                        6.42
American Century International--Class II                               (3.87)
Scudder VIT EAFE Equity Index Fund--Class A Shares                     (0.79)
Janus Aspen Series Worldwide Growth--Institutional Shares    10.07     11.65
Morgan Stanley UIF Emerging Markets Equity--Class I                     1.70
Dreyfus IP Technology Growth--Initial Class                            (8.04)
Morgan Stanley UIF U.S. Real Estate--Class I                           10.74
MFS(R) Utilities Series--Initial Class                                 11.91
Calvert Social Balanced                                       7.67      8.49
Janus Aspen Series Balanced--Institutional Shares            11.69     12.09
MainStay VP Total Return--Initial Shares                      7.51      8.23
MainStay VP High Yield Corporate Bond--Initial Class                   10.19
Morgan Stanley UIF Emerging Markets Debt--Class I                       7.44
MainStay VP Bond--Initial Class                               6.56      9.06
MainStay VP Government--Initial Class                         6.29      6.27
Fidelity(R) VIP Investment Grade Bond--Initial Class          6.72      7.81
T. Rowe Price LTD Term Bond                                             5.99
MainStay VP Cash Management--current yield as of December
  31, 2003 is 0.588.**                                        4.14      4.01
Van Eck World Absolute Growth                                           0.20
-----------------------------------------------------------------------------------------

 * The values shown are unaudited.

** An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

   This material is authorized for distribution to the general public only if accompanied or preceded by an effective NYLIAC CORPEXEC VUL prospectus.

   The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

   This product is not available in all states or jurisdictions.

   You can access the most current performance information by logging on to www.newyorklife.com.

   The advisors to some of the Portfolios have assumed or reduced some of those Portfolio's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Portfolios would have been lower.

            ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                     DISTRIBUTED BY: NYLIFE DISTRIBUTORS, LLC
                                   MEMBER, NASD
                      51 MADISON AVENUE, NEW YORK, NY 10010

   (Not valid without the Average Annual Returns of each Investment Division of the Separate Account based on the actual performance of the Separate
                         Account's underlying Portfolios).

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                              MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP
                                                BOND--       APPRECIATION--        CASH        CONVERTIBLE--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  3,974,080     $ 21,432,563     $  8,530,873     $    178,668

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          6,985           39,138            3,390               42
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  3,967,095     $ 21,393,425     $  8,527,483     $    178,626
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  3,967,095     $ 21,393,425     $    166,266     $        219
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --               --        8,361,217          178,407
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  3,967,095     $ 21,393,425     $  8,527,483     $    178,626
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $      13.95     $       8.72     $       1.18     $      10.09
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $         --     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $      11.21     $       1.01     $      11.98
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  3,933,004     $ 33,677,513     $  8,531,035     $    174,946
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
     $    821,889     $ 31,238,488     $  3,261,493     $ 93,593,834     $ 16,425,295     $     45,420

            1,378           57,155            5,830          170,520           29,602               28
     ------------     ------------     ------------     ------------     ------------     ------------
     $    820,511     $ 31,181,333     $  3,255,663     $ 93,423,314     $ 16,395,693     $     45,392
     ============     ============     ============     ============     ============     ============
     $    767,094     $ 30,953,463     $  3,187,581     $ 93,168,471     $ 16,085,768     $         --
               --               --               --               --               --               --
           53,417          227,870           68,082          254,843          309,925           45,392
     ------------     ------------     ------------     ------------     ------------     ------------
     $    820,511     $ 31,181,333     $  3,255,663     $ 93,423,314     $ 16,395,693     $     45,392
     ============     ============     ============     ============     ============     ============
     $      13.63     $      10.56     $      14.54     $      10.41     $      11.52     $         --
     ============     ============     ============     ============     ============     ============
     $         --     $         --     $         --     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============
     $      10.42     $      12.12     $      13.10     $      10.44     $      12.71     $      13.17
     ============     ============     ============     ============     ============     ============
     $    810,613     $ 41,225,875     $  2,840,376     $114,160,977     $ 16,670,167     $     37,258
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                               MAINSTAY VP      MAINSTAY VP
                                                                                 AMERICAN      DREYFUS LARGE
                                             MAINSTAY VP      MAINSTAY VP     CENTURY INCOME      COMPANY
                                            TOTAL RETURN--      VALUE--        AND GROWTH--       VALUE--
                                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  1,258,537     $     61,278     $      4,006     $    390,057

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          2,269               42                3              670
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  1,256,268     $     61,236     $      4,003     $    389,387
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  1,256,268     $      2,282     $         --     $    352,899
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --           58,954            4,003           36,488
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  1,256,268     $     61,236     $      4,003     $    389,387
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $       8.62     $       9.80     $         --     $      10.39
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $         --     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $      13.05     $      10.63     $      12.82
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  1,373,248     $     49,137     $      3,771     $    396,464
                                             ============     ============     ============     ============


Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     MAINSTAY VP
     EAGLE ASSET
      MANAGEMENT      ALGER AMERICAN                       DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
        GROWTH            SMALL                            TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-
       EQUITY--      CAPITALIZATION--   CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--
    INITIAL CLASS     CLASS O SHARES       BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------------
     $    410,654      $    271,362      $     27,487     $        966     $    198,153     $  1,251,607      $  1,559,072

              557               375                49               --              123            1,237             2,791
     ------------      ------------      ------------     ------------     ------------     ------------      ------------
     $    410,097      $    270,987      $     27,438     $        966     $    198,030     $  1,250,370      $  1,556,281
     ============      ============      ============     ============     ============     ============      ============
     $    252,175      $    198,820      $     27,438     $         --     $         --     $    411,561      $  1,518,344
               --                --                --               --               --               --                --
          157,922            72,167                --              966          198,030          838,809            37,937
     ------------      ------------      ------------     ------------     ------------     ------------      ------------
     $    410,097      $    270,987      $     27,438     $        966     $    198,030     $  1,250,370      $  1,556,281
     ============      ============      ============     ============     ============     ============      ============
     $       5.97      $       7.99      $      11.01     $         --     $         --     $      13.46      $      11.32
     ============      ============      ============     ============     ============     ============      ============
     $         --      $         --      $         --     $         --     $         --     $         --      $         --
     ============      ============      ============     ============     ============     ============      ============
     $      10.08      $      12.27      $         --     $       9.90     $       9.95     $      11.80      $      13.35
     ============      ============      ============     ============     ============     ============      ============
     $    477,563      $    233,315      $     25,352     $        969     $    157,782     $  1,124,502      $  1,421,035
     ============      ============      ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                FIDELITY(R) VIP
                                            FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP
                                               GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                                             INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                            ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    208,421      $    394,464      $    616,227      $    276,578

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................             66               230               371               159
                                             ------------      ------------      ------------      ------------
      Total net assets....................   $    208,355      $    394,234      $    615,856      $    276,419
                                             ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $         --      $         --      $         --      $         --
    CESVUL Policies.......................             --                --                --                --
    CESVUL2 Policies......................        208,355           394,234           615,856           276,419
                                             ------------      ------------      ------------      ------------
      Total net assets....................   $    208,355      $    394,234      $    615,856      $    276,419
                                             ============      ============      ============      ============
    CSVUL Variable accumulation unit
      value...............................   $         --      $         --      $         --      $         --
                                             ============      ============      ============      ============
    CESVUL Variable accumulation unit
      value...............................   $         --      $         --      $         --      $         --
                                             ============      ============      ============      ============
    CESVUL2 Variable accumulation unit
      value...............................   $      10.07      $      12.08      $      11.39      $      11.95
                                             ============      ============      ============      ============
Identified Cost of Investment.............   $    186,295      $    338,861      $    604,174      $    220,921
                                             ============      ============      ============      ============


Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                      JANUS ASPEN
                     JANUS ASPEN         SERIES        LORD ABBETT
                        SERIES         WORLDWIDE      SERIES FUND--        MFS(R)
  FIDELITY(R) VIP     BALANCED--        GROWTH--         MID-CAP       INVESTORS TRUST   MFS(R) UTILITIES
    OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL        VALUE           SERIES--           SERIES--
   INITIAL CLASS        SHARES           SHARES         PORTFOLIO       INITIAL CLASS     INITIAL CLASS
  -------------------------------------------------------------------------------------------------------
<S
   $      9,703      $ 11,280,397     $    468,346     $    345,345     $    108,733       $    224,376

              5            19,587              788              178               69                143
   ------------      ------------     ------------     ------------     ------------       ------------
   $      9,698      $ 11,260,810     $    467,558     $    345,167     $    108,664       $    224,233
   ============      ============     ============     ============     ============       ============
   $         --      $ 10,666,660     $    437,401     $         --     $         --       $         --
             --                --               --               --               --                 --
          9,698           594,150           30,157          345,167          108,664            224,233
   ------------      ------------     ------------     ------------     ------------       ------------
   $      9,698      $ 11,260,810     $    467,558     $    345,167     $    108,664       $    224,233
   ============      ============     ============     ============     ============       ============
   $         --      $      14.59     $      10.41     $         --     $         --       $         --
   ============      ============     ============     ============     ============       ============
   $         --      $         --     $         --     $         --     $         --       $         --
   ============      ============     ============     ============     ============       ============
   $      13.23      $      10.60     $       9.77     $      12.06     $      11.60       $      11.14
   ============      ============     ============     ============     ============       ============
   $      7,923      $ 11,158,913     $    512,826     $    314,528     $     97,652       $    204,848
   ============      ============     ============     ============     ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                           MORGAN STANLEY
                                                UIF          MORGAN STANLEY     SCUDDER VIT
                                              EMERGING          UIF U.S.         SMALL CAP      T. ROWE PRICE    T. ROWE PRICE
                                              MARKETS        REAL ESTATE--    INDEX-- CLASS A   EQUITY INCOME     LIMITED-TERM
                                          EQUITY-- CLASS I      CLASS I           SHARES          PORTFOLIO      BOND PORTFOLIO
                                          -------------------------------------------------------------------------------------
ASSETS:
  Investment at net asset value.........    $     30,937      $    658,573     $        994      $  1,955,582     $    133,974

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for
    mortality and expense risk
    charges.............................              57               400               --             1,521               75
                                            ------------      ------------     ------------      ------------     ------------
      Total net assets..................    $     30,880      $    658,173     $        994      $  1,954,061     $    133,899
                                            ============      ============     ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies......................    $     30,880      $         --     $         --      $    286,403     $         --
    CESVUL Policies.....................              --                --               --                --               --
    CESVUL2 Policies....................              --           658,173              994         1,667,658          133,899
                                            ------------      ------------     ------------      ------------     ------------
      Total net assets..................    $     30,880      $    658,173     $        994      $  1,954,061     $    133,899
                                            ============      ============     ============      ============     ============
    CSVUL Variable accumulation unit
      value.............................    $      10.48      $         --     $         --      $      12.36     $         --
                                            ============      ============     ============      ============     ============
    CESVUL Variable accumulation unit
      value.............................    $         --      $         --     $         --      $         --     $         --
                                            ============      ============     ============      ============     ============
    CESVUL2 Variable accumulation unit
      value.............................    $         --      $      12.38     $      10.37      $      10.50     $      10.55
                                            ============      ============     ============      ============     ============
Identified Cost of Investment...........    $     22,270      $    558,723     $        969      $  1,778,671     $    134,409
                                            ============      ============     ============      ============     ============


Not all Investment Divisions are available under all policies.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                              MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                BOND--       APPRECIATION--        CASH        CONVERTIBLE--     GOVERNMENT--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $     162,916    $      42,372    $      34,245    $       3,613    $      38,469
  Mortality and expense risk charges......        (27,113)        (132,195)         (13,586)             (44)          (5,428)
                                            -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)........        135,803          (89,823)          20,659            3,569           33,041
                                            -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        195,560          688,892        3,111,247              788           46,087
  Cost of investments sold................       (182,918)      (1,235,494)      (3,111,365)            (734)         (43,190)
                                            -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments.......................         12,642         (546,602)            (118)              54            2,897
  Realized gain distribution received.....         97,348               --               --               --               --
  Change in unrealized appreciation
    (depreciation) on investments.........       (100,260)       5,113,167             (144)           3,774          (26,204)
                                            -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments......          9,730        4,566,565             (262)           3,828          (23,307)
                                            -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     145,533    $   4,476,742    $      20,397    $       7,397    $       9,734
                                            =============    =============    =============    =============    =============

                                             MAINSTAY VP                       MAINSTAY VP
                                               AMERICAN       MAINSTAY VP      EAGLE ASSET
                                               CENTURY       DREYFUS LARGE      MANAGEMENT      ALGER AMERICAN
                                              INCOME AND        COMPANY           GROWTH            SMALL            CALVERT
                                               GROWTH--         VALUE--          EQUITY--      CAPITALIZATION--       SOCIAL
                                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES       BALANCED
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $          50    $       2,747    $         621     $          --     $         488
  Mortality and expense risk charges......             (7)          (2,231)          (1,843)           (1,075)             (163)
                                            -------------    -------------    -------------     -------------     -------------
      Net investment income (loss)........             43              516           (1,222)           (1,075)              325
                                            -------------    -------------    -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......             80           23,115           18,642            18,428            14,858
  Cost of investments sold................            (90)         (27,905)         (32,498)          (30,526)          (15,089)
                                            -------------    -------------    -------------     -------------     -------------
      Net realized gain (loss) on
        investments.......................            (10)          (4,790)         (13,856)          (12,098)             (231)
  Realized gain distribution received.....             --               --               --                --                --
  Change in unrealized appreciation
    (depreciation) on investments.........            682           86,767           94,934            73,680             4,220
                                            -------------    -------------    -------------     -------------     -------------
      Net gain (loss) on investments......            672           81,977           81,078            61,582             3,989
                                            -------------    -------------    -------------     -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $         715    $      82,493    $      79,856     $      60,507     $       4,314
                                            =============    =============    =============     =============     =============


                                               DREYFUS IP
                                               TECHNOLOGY
                                            GROWTH-- INITIAL
                                                SHARES(a)
                                            ----------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................    $          --
  Mortality and expense risk charges......               --
                                              -------------
      Net investment income (loss)........               --
                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......               --
  Cost of investments sold................               --
                                              -------------
      Net realized gain (loss) on
        investments.......................               --
  Realized gain distribution received.....               --
  Change in unrealized appreciation
    (depreciation) on investments.........               (3)
                                              -------------
      Net gain (loss) on investments......               (3)
                                              -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................    $          (3)
                                              =============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                     MAINSTAY VP
     MAINSTAY VP     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       GROWTH         CORPORATE        INDEXED      INTERNATIONAL      MID CAP          TOTAL        MAINSTAY VP
      EQUITY--         BOND--         EQUITY--        EQUITY--         CORE--         RETURN--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
    $    292,225    $    216,047    $  1,106,779    $    259,038    $        163    $     21,883    $         828
        (189,966)        (19,762)       (570,383)        (95,327)            (69)         (7,892)            (131)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
         102,259         196,285         536,396         163,711              94          13,991              697
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       1,071,671         243,613       2,920,522         520,810             894          43,557            2,817
      (1,684,079)       (251,782)     (4,180,388)       (631,806)           (831)        (67,390)          (2,680)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (612,408)         (8,169)     (1,259,866)       (110,996)             63         (23,833)             137
              --              --              --              --              --              --               --
       6,962,857         672,367      20,982,488       3,640,343           8,625         216,859           12,124
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       6,350,449         664,198      19,722,622       3,529,347           8,688         193,026           12,261
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       6,452,708
    $               $    860,483    $ 20,259,018    $  3,693,058    $      8,782    $    207,017    $      12,958
    =============   =============   =============   =============   =============   =============   =============

                                                                                               FIDELITY(R) VIP
      DREYFUS VIF                        FIDELITY(R) VIP                                         INVESTMENT
       DEVELOPING      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP   FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP
       LEADERS--       CONTRAFUND(R)--      INCOME--          GROWTH--         INDEX 500--         BOND--           MID-CAP--
     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $          49      $       2,454     $      18,937     $          45     $         841     $       9,301     $          80
              (318)            (3,476)           (8,962)             (158)             (492)             (972)             (305)
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
              (269)            (1,022)            9,975              (113)              349             8,329              (225)
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
            11,979             65,911           105,508             1,500             6,945            54,713             3,206
           (11,171)           (76,280)         (116,650)           (1,705)           (6,813)          (54,308)           (3,258)
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
               808            (10,369)          (11,142)             (205)              132               405               (52)
                --                 --                --                --                --             3,273                --
            42,257            212,453           376,339            24,484            58,831             6,564            56,102
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
            43,065            202,084           365,197            24,279            58,963            10,242            56,050
     -------------      -------------     -------------     -------------     -------------     -------------     -------------
     $      42,796      $     201,062     $     375,172     $      24,166     $      59,312     $      18,571     $      55,825
     =============      =============     =============     =============     =============     =============     =============


     FIDELITY(R) VIP
       OVERSEAS--
      INITIAL CLASS
     ---------------
      $          19
                (11)
      -------------
                  8
      -------------
              1,738
             (1,614)
      -------------
                124
                 --
              1,951
      -------------
              2,075
      -------------
      $       2,083
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003

                                                                JANUS ASPEN
                                                JANUS ASPEN       SERIES        LORD ABBETT       MFS(R)
                                                  SERIES         WORLDWIDE     SERIES FUND--     INVESTORS        MFS(R)
                                                BALANCED--       GROWTH--         MID-CAP          TRUST         UTILITIES
                                               INSTITUTIONAL   INSTITUTIONAL       VALUE         SERIES--        SERIES--
                                                  SHARES          SHARES         PORTFOLIO     INITIAL CLASS   INITIAL CLASS
                                               -----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $     233,331   $       4,403   $      1,600    $         324   $       4,472
  Mortality and expense risk charges.........        (70,562)         (2,574)          (274)            (153)           (481)
                                               -------------   -------------   -------------   -------------   -------------
      Net investment income (loss)...........        162,769           1,829          1,326              171           3,991
                                               -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........        434,818          38,498          2,778            3,728           4,910
  Cost of investments sold...................       (399,523)        (80,910)        (2,577)          (3,681)         (5,441)
                                               -------------   -------------   -------------   -------------   -------------
      Net realized gain (loss) on
        investments..........................         35,295         (42,412)           201               47            (531)
  Realized gain distribution received........             --              --          3,307               --              --
  Change in unrealized appreciation
    (depreciation) on investments............      1,131,335         129,245         31,171           13,434          55,934
                                               -------------   -------------   -------------   -------------   -------------
      Net gain (loss) on investments.........      1,166,630          86,833         34,679           13,481          55,403
                                               -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $   1,329,399   $      88,662   $     36,005    $      13,652   $      59,394
                                               =============   =============   =============   =============   =============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

    MORGAN STANLEY
     UIF EMERGING    MORGAN STANLEY    SCUDDER VIT                       T.ROWE PRICE
       MARKETS       UIF U.S. REAL      SMALL CAP       T.ROWE PRICE       LIMITED-
       EQUITY--         ESTATE--      INDEX--CLASS A   EQUITY INCOME      TERM BOND
       CLASS I          CLASS I         SHARES(A)        PORTFOLIO        PORTFOLIO
    ----------------------------------------------------------------------------------
    $          --    $          --    $          --    $      24,660    $       2,489
             (158)            (998)              --           (4,581)            (172)
    -------------    -------------    -------------    -------------    -------------
             (158)            (998)              --           20,079            2,317
    -------------    -------------    -------------    -------------    -------------
            6,229            9,732               --          121,583            2,093
           (5,843)          (9,865)              --         (134,828)          (2,061)
    -------------    -------------    -------------    -------------    -------------
              386             (133)              --          (13,245)              32
               --               --               --               --              244
            9,331          130,922               25          321,824             (764)
    -------------    -------------    -------------    -------------    -------------
            9,717          130,789               25          308,579             (488)
    -------------    -------------    -------------    -------------    -------------
    $       9,559    $     129,791    $          25    $     328,658    $       1,829
    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003 and December 31, 2002


                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                    BOND--                CAPITAL APPRECIATION--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $    135,803   $    120,497   $    (89,823)  $   (125,758)
   Net realized gain (loss) on investments..............        12,642         (3,464)      (546,602)      (443,230)
   Realized gain distribution received..................        97,348          2,924             --             --
   Change in unrealized appreciation (depreciation) on
    investments.........................................      (100,260)       146,556      5,113,167     (7,401,453)
                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations.........................       145,533        266,513      4,476,742     (7,970,441)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       632,778        630,723        235,823        180,061
   Cost of insurance....................................      (129,801)      (117,734)      (514,720)      (470,377)
   Policyowners' surrenders.............................            --           (354)       (14,435)        (1,023)
   Net transfers from (to) Fixed Account................           111             57             --         28,863
   Transfers between Investment Divisions...............            --          1,972             --             --
   Policyowners' death benefits.........................       (11,726)       (14,629)       (31,025)            --
                                                          ------------   ------------   ------------   ------------
    Net contributions and (withdrawals).................       491,362        500,035       (324,357)      (262,476)
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained
    by the Separate Account.............................          (183)          (327)        (5,756)        12,295
                                                          ------------   ------------   ------------   ------------
      Increase (decrease) in net assets.................       636,712        766,221      4,146,629     (8,220,622)
NET ASSETS:
   Beginning of year....................................     3,330,383      2,564,162     17,246,796     25,467,418
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $  3,967,095   $  3,330,383   $ 21,393,425   $ 17,246,796
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP
                                                                  HIGH YIELD                    MAINSTAY VP
                                                               CORPORATE BOND--              INDEXED EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $    196,285   $    203,491   $    536,396   $    483,540
   Net realized gain (loss) on investments..............        (8,169)       (19,918)    (1,259,866)    (1,068,212)
   Realized gain distribution received..................            --             --             --        270,694
   Change in unrealized appreciation (depreciation) on
    investments.........................................       672,367       (189,678)    20,982,488    (21,870,329)
                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from
      operations........................................       860,483         (6,105)    20,259,018    (22,184,307)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       525,802        523,304      1,303,197      1,253,048
   Cost of insurance....................................      (108,413)       (83,379)    (2,200,223)    (1,982,062)
   Policyowners' surrenders.............................       (77,843)        (2,690)       (33,558)       (28,472)
   Net transfers from (to) Fixed Account................        (1,558)       (10,199)         1,023         22,086
   Transfers between Investment Divisions...............            --      1,100,177        164,964             --
   Policyowners' death benefits.........................       (10,976)        (4,277)      (132,281)        (3,624)
                                                          ------------   ------------   ------------   ------------
    Net contributions and (withdrawals).................       327,012      1,522,936       (896,878)      (739,024)
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained
    by the Separate Account.............................        (1,295)           188        (26,319)        41,666
                                                          ------------   ------------   ------------   ------------
      Increase (decrease) in net assets.................     1,186,200      1,517,019     19,335,821    (22,881,665)
NET ASSETS:
   Beginning of year....................................     2,069,463        552,444     74,087,493     96,969,158
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $  3,255,663   $  2,069,463   $ 93,423,314   $ 74,087,493
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a)  For the period April 2002 (Commencement of Investments) through December 2002.
(b)  For the period May 2002 (Commencement of Investments) through December 2002.
(c)  For the period November 2002 (Commencement of Investments) through December 2002.
(d)  For the period December 2002 (Commencement of Investments) through December 2002.
(e)  For the period November 2003 (Commencement of Investments) through December 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                 GOVERNMENT--                 GROWTH EQUITY--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $     20,659   $     29,273   $      3,569   $         32   $     33,041   $     14,569   $    102,259   $     64,437
            (118)            23             54             --          2,897          1,443       (612,408)      (476,887)
              --             22             --             --             --             --             --             --
            (144)           (19)         3,774            (52)       (26,204)        39,360      6,962,857     (7,695,754)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          20,397         29,299          7,397            (20)         9,734         55,372      6,452,708     (8,108,204)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,261,989         94,936          5,481             --        145,637        145,489      1,203,930      1,200,468
        (122,944)       (59,762)          (402)           (12)       (30,409)       (28,146)      (776,780)      (702,533)
              --       (840,034)            --             --             --        (19,667)       (44,838)       (51,631)
       5,616,610      4,893,791             74          1,145         21,596         18,692          1,427        109,257
      (2,519,794)            --        164,964             --             --             --             --             --
              --             --             --             --         (2,813)        (3,550)       (39,705)        (3,336)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,235,861      4,088,931        170,117          1,133        134,011        112,818        344,034        552,225
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (16)           (25)            (1)            --             (5)           (83)        (8,355)        14,194
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,256,242      4,118,205        177,513          1,113        143,740        168,107      6,788,387     (7,541,785)
       4,271,241        153,036          1,113             --        676,771        508,664     24,392,946     31,934,731
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  8,527,483   $  4,271,241   $    178,626   $      1,113   $    820,511   $    676,771   $ 31,181,333   $ 24,392,946
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
      INTERNATIONAL EQUITY--            MID CAP CORE--                TOTAL RETURN--                    VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(c)          2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    163,711   $     88,612   $         94   $         44   $     13,991   $     15,747   $        697   $        532
        (110,996)      (109,744)            63              1        (23,833)       (17,598)           137         (5,162)
              --             --             --             --             --             --             --             35
       3,640,343       (671,675)         8,625           (463)       216,859       (160,010)        12,124            (64)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,693,058       (692,807)         8,782           (418)       207,017       (161,861)        12,958         (4,659)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         203,990        151,899         21,494             --        288,890        290,034         10,092         14,972
        (386,319)      (320,427)          (921)           (73)       (36,206)       (31,566)        (2,914)        (2,861)
         (20,992)        (4,285)            --             --             --             --             --        (18,736)
             613         56,516             --         16,532             --             --             --         30,848
         164,964         (1,034)            --             --             --             --             --             --
         (22,912)            --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (60,656)      (117,331)        20,573         16,459        252,684        258,468          7,178         24,223
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (5,277)         2,698             (4)            --           (263)           257             (5)             8
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,627,125       (807,440)        29,351         16,041        459,438         96,864         20,131         19,572
      12,768,568     13,576,008         16,041             --        796,830        699,966         41,105         21,533
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 16,395,693   $ 12,768,568   $     45,392   $     16,041   $  1,256,268   $    796,830   $     61,236   $     41,105
    ============   ============   ============   ============   ============   ============   ============   ============

             MAINSTAY VP
          AMERICAN CENTURY
         INCOME AND GROWTH--
            INITIAL CLASS
     ---------------------------
         2003         2002(b)
     ---------------------------
     $         43   $         22
              (10)            (7)
               --             --
              682           (448)
     ------------   ------------
              715           (433)
     ------------   ------------
            1,305             --
              (74)           (42)
               --             --
               --          2,532
               --             --
               --             --
     ------------   ------------
            1,231          2,490
     ------------   ------------
               --             --
     ------------   ------------
            1,946          2,057
            2,057             --
     ------------   ------------
     $      4,003   $      2,057
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003 and December 31, 2002

                                                                                                MAINSTAY VP
                                                                  MAINSTAY VP                   EAGLE ASSET
                                                                 DREYFUS LARGE                  MANAGEMENT
                                                                COMPANY VALUE--               GROWTH EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $        516   $       (211)  $     (1,222)  $     (1,331)
   Net realized gain (loss) on investments..............        (4,790)        (7,090)       (13,856)       (14,968)
   Realized gain distribution received..................            --             --             --             --
   Change in unrealized appreciation (depreciation) on
    investments.........................................        86,767        (77,215)        94,934        (63,714)
                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from
      operations........................................        82,493        (84,516)        79,856        (80,013)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................        43,759         44,223        101,239         51,269
   Cost of insurance....................................       (20,954)       (19,353)       (16,954)       (12,875)
   Policyowners' surrenders.............................            --        (26,657)            --         (8,403)
   Net transfers from (to) Fixed Account................            --         26,551             --         62,454
   Transfers between Investment Divisions...............            --             --             --             --
   Policyowners' death benefits.........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
    Net contributions and (withdrawals).................        22,805         24,764         84,285         92,445
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained
    by the Separate Account.............................          (102)           146            (78)           126
                                                          ------------   ------------   ------------   ------------
      Increase (decrease) in net assets.................       105,196        (59,606)       164,063         12,558
NET ASSETS:
   Beginning of year....................................       284,191        343,797        246,034        233,476
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $    389,387   $    284,191   $    410,097   $    246,034
                                                          ============   ============   ============   ============

                                                                FIDELITY(R) VIP                FIDELITY(R) VIP
                                                                EQUITY-INCOME--                    GROWTH--
                                                                 INITIAL CLASS                  INITIAL CLASS
                                                          ---------------------------   ------------------------------
                                                              2003           2002           2003           2002(b)
                                                          ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $      9,975   $     11,530   $       (113)   $        (15)
   Net realized gain (loss) on investments..............       (11,142)        (7,883)          (205)            (75)
   Realized gain distribution received..................            --         25,632             --              --
   Change in unrealized appreciation (depreciation) on
    investments.........................................       376,339       (221,321)        24,484          (2,358)
                                                          ------------   ------------   ------------    ------------
    Net increase (decrease) in net assets resulting from
      operations........................................       375,172       (192,042)        24,166          (2,448)
                                                          ------------   ------------   ------------    ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       274,097        285,205         13,919          12,823
   Cost of insurance....................................       (52,134)       (46,971)        (1,435)           (316)
   Policyowners' surrenders.............................       (25,276)       (16,485)            --              --
   Net transfers from (to) Fixed Account................          (769)         6,363         37,794           4,916
   Transfers between Investment Divisions...............            --             --        118,945              --
   Policyowners' death benefits.........................        (5,076)        (7,396)            --              --
                                                          ------------   ------------   ------------    ------------
    Net contributions and (withdrawals).................       190,842        220,716        169,223          17,423
                                                          ------------   ------------   ------------    ------------
   Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained
    by the Separate Account.............................          (464)           440             (8)             (1)
                                                          ------------   ------------   ------------    ------------
      Increase (decrease) in net assets.................       565,550         29,114        193,381          14,974
NET ASSETS:
   Beginning of year....................................       990,731        961,617         14,974              --
                                                          ------------   ------------   ------------    ------------
   End of year..........................................  $  1,556,281   $    990,731   $    208,355    $     14,974
                                                          ============   ============   ============    ============


Not all Investment Divisions are available under all policies.
(a)  For the period April 2002 (Commencement of Investments) through December 2002.
(b)  For the period May 2002 (Commencement of Investments) through December 2002.
(c)  For the period November 2002 (Commencement of Investments) through December 2002.
(d)  For the period December 2002 (Commencement of Investments) through December 2002.
(e)  For the period November 2003 (Commencement of Investments) through December 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                   DREYFUS IP
          ALGER AMERICAN                                           TECHNOLOGY              DREYFUS VIF
      SMALL CAPITALIZATION--                CALVERT                 GROWTH--          DEVELOPING LEADERS--
          CLASS O SHARES                SOCIAL BALANCED          INITIAL SHARES          INITIAL SHARES
    ---------------------------   ---------------------------   ----------------   ---------------------------
        2003           2002           2003           2002           2003(e)            2003         2002(b)
    ----------------------------------------------------------------------------------------------------------
    $     (1,075)  $       (671)  $        325   $        633     $         --     $       (269)  $         (5)
         (12,098)       (23,184)          (231)        (4,926)              --              808             (9)
              --             --             --             --               --               --             --
          73,680         (4,805)         4,220          2,532               (3)          42,257         (1,887)
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
          60,507        (28,660)         4,314         (1,761)              (3)          42,796         (1,901)
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
          64,614         52,563         12,547         23,100              969           50,590             --
          (5,600)        (5,081)        (3,057)        (3,453)              --           (4,972)          (295)
         (10,882)            --        (10,711)            --               --               --             --
            (994)       (20,927)          (924)       (28,547)              --           75,588         36,240
          65,417             --             --             --               --               --             --
              --           (408)            --           (466)              --               --             --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
         112,555         26,147         (2,145)        (9,366)             969          121,206         35,945
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
             (72)            51             (5)             2               --              (16)            --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
         172,990         (2,462)         2,164        (11,125)             966          163,986         34,044
          97,997        100,459         25,274         36,399               --           34,044             --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
    $    270,987   $     97,997   $     27,438   $     25,274     $        966     $    198,030   $     34,044
    ============   ============   ============   ============     ============     ============   ============


           FIDELITY(R) VIP
           CONTRAFUND(R)--
            INITIAL CLASS
     ---------------------------
         2003           2002
     ---------------------------
     $     (1,022)  $        490
          (10,369)       (16,251)
               --             --
          212,453        (26,003)
     ------------   ------------
          201,062        (41,764)
     ------------   ------------
          177,654         80,417
          (30,125)       (22,834)
           (6,981)       (60,058)
             (678)       127,514
          457,096             --
               --           (316)
     ------------   ------------
          596,966        124,723
     ------------   ------------
             (169)            77
     ------------   ------------
          797,859         83,036
          452,511        369,475
     ------------   ------------
     $  1,250,370   $    452,511
     ============   ============

                                        FIDELITY(R) VIP
          FIDELITY(R) VIP                 INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--                  GRADE BOND--                    MID-CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(d)          2003         2002(b)          2003         2002(b)          2003         2002(d)
    ---------------------------------------------------------------------------------------------------------------------
    $        349   $        (11)  $      8,329   $        (66)  $       (225)  $         (8)  $          8   $         --
             132             --            405             14            (52)           (20)           124             --
              --             --          3,273             --             --             --             --             --
          58,831         (3,228)         6,564          5,489         56,102           (446)         1,951           (170)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          59,312         (3,239)        18,571          5,437         55,825           (474)         2,083           (170)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          60,945             --        268,699          4,319         10,408          4,318          5,837             --
          (7,311)          (403)       (22,177)        (1,959)        (3,032)          (205)          (316)           (25)
              --             --        (13,495)            --             --             --             --             --
          97,184         56,936         59,390        231,663         64,789         13,978             --          2,290
         130,834             --         65,417             --        130,834             --             --             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         281,652         56,533        357,834        234,023        202,999         18,091          5,521          2,265
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (24)            --             (8)            (1)           (22)            --             (1)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         340,940         53,294        376,397        239,459        258,802         17,617          7,603          2,095
          53,294             --        239,459             --         17,617             --          2,095             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    394,234   $     53,294   $    615,856   $    239,459   $    276,419   $     17,617   $      9,698   $      2,095
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003 and December 31, 2002

                                                                  JANUS ASPEN                   JANUS ASPEN
                                                                    SERIES                        SERIES
                                                                  BALANCED--                WORLDWIDE GROWTH--
                                                             INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2003           2002           2003           2002
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $    162,769   $    173,607   $      1,829   $        722
   Net realized gain (loss) on investments..............        35,295        168,243        (42,412)       (36,419)
   Realized gain distribution received..................            --             --             --             --
   Change in unrealized appreciation (depreciation) on
    investments.........................................     1,131,335     (1,080,792)       129,245        (54,391)
                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations.........................     1,329,399       (738,942)        88,662        (90,088)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       704,300        471,065        130,738        105,737
   Cost of insurance....................................      (312,850)      (279,642)       (20,539)       (19,768)
   Policyowners' surrenders.............................       (17,322)       (78,905)       (16,957)        (7,911)
   Net transfers from (to) Fixed Account................          (308)       309,131         22,197          9,251
   Transfers between Investment Divisions...............            --     (1,100,177)            --           (938)
   Policyowners' death benefits.........................        (6,472)       (17,822)            --             --
                                                          ------------   ------------   ------------   ------------
    Net contributions and (withdrawals).................       367,348       (696,350)       115,439         86,371
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained
    by the Separate Account.............................        (1,630)         1,588           (113)           168
                                                          ------------   ------------   ------------   ------------
      Increase (decrease) in net assets.................     1,695,117     (1,433,704)       203,988         (3,549)
NET ASSETS:
   Beginning of year....................................     9,565,693     10,999,397        263,570        267,119
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $ 11,260,810   $  9,565,693   $    467,558   $    263,570
                                                          ============   ============   ============   ============

                                                                MORGAN STANLEY            SCUDDER
                                                                      UIF                   VIT
                                                                     U.S.                SMALL CAP            T. ROWE PRICE
                                                                 REAL ESTATE--          INDEX--CLASS          EQUITY INCOME
                                                                    CLASS I               A SHARES              PORTFOLIO
                                                          ---------------------------   ------------   ---------------------------
                                                              2003         2002(a)        2003(e)          2003           2002
                                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $       (998)  $      6,641   $         --   $     20,079   $      9,830
   Net realized gain (loss) on investments..............          (133)          (180)            --        (13,245)        (5,052)
   Realized gain distribution received..................            --          4,968             --             --            310
   Change in unrealized appreciation (depreciation) on
    investments.........................................       130,922        (31,073)            25        321,824       (144,542)
                                                          ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations.........................       129,791        (19,644)            25        328,658       (139,454)
                                                          ------------   ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................        46,046             --            969        305,157        139,244
   Cost of insurance....................................       (10,011)        (2,813)            --        (63,610)       (46,295)
   Policyowners' surrenders.............................            --             --             --        (52,914)       (19,845)
   Net transfers from (to) Fixed Account................            --        243,556             --         93,284        799,471
   Transfers between Investment Divisions...............       271,280             --             --        427,720             --
   Policyowners' death benefits.........................            --             --             --             --             --
                                                          ------------   ------------   ------------   ------------   ------------
    Net contributions and (withdrawals).................       307,315        240,743            969        709,637        872,575
                                                          ------------   ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
    Insurance and Annuity Corporation charges retained
    by the Separate Account.............................           (48)            16             --           (200)           167
                                                          ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net assets.................       437,058        221,115            994      1,038,095        733,288
NET ASSETS:
   Beginning of year....................................       221,115             --             --        915,966        182,678
                                                          ------------   ------------   ------------   ------------   ------------
   End of year..........................................  $    658,173   $    221,115   $        994   $  1,954,061   $    915,966
                                                          ============   ============   ============   ============   ============


Not all Investment Divisions are available under all policies.
(a)  For the period April 2002 (Commencement of Investments) through December 2002.
(b)  For the period May 2002 (Commencement of Investments) through December 2002.
(c)  For the period November 2002 (Commencement of Investments) through December 2002.
(d)  For the period December 2002 (Commencement of Investments) through December 2002.
(e)  For the period November 2003 (Commencement of Investments) through December 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

            LORD ABBETT                     MFS(R)                                                  MORGAN STANLEY
           SERIES FUND--                   INVESTORS                      MFS(R)                          UIF
           MID-CAP VALUE                TRUST SERIES--              UTILITIES SERIES--             EMERGING MARKETS
             PORTFOLIO                   INITIAL CLASS                 INITIAL CLASS                EQUITY--CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(d)          2003         2002(d)          2003         2002(a)          2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $      1,326   $         52   $        171   $         (9)  $      3,991   $      3,804   $       (158)  $       (115)
             201             --             47             --           (531)          (618)           386           (341)
           3,307             --             --             --             --             --             --             --
          31,171           (354)        13,434         (2,353)        55,934        (36,406)         9,331           (925)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          36,005           (302)        13,652         (2,362)        59,394        (33,220)         9,559         (1,381)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          10,408             --         52,039             --             --             --          7,827         10,224
          (2,667)           (61)        (3,628)          (299)        (4,436)        (2,280)        (2,230)        (2,301)
              --             --             --             --             --             --         (3,513)            --
              --          9,854             --         49,268             --        204,784           (335)        (9,568)
         291,942             --             --             --             --             --             --             --
              --             --             --             --             --             --             --           (144)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         299,683          9,793         48,411         48,969         (4,436)       202,504          1,749         (1,789)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (12)            --             (6)            --            (28)            19            (13)             1
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         335,676          9,491         62,057         46,607         54,930        169,303         11,295         (3,169)
           9,491             --         46,607             --        169,303             --         19,585         22,754
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    345,167   $      9,491   $    108,664   $     46,607   $    224,233   $    169,303   $     30,880   $     19,585
    ============   ============   ============   ============   ============   ============   ============   ============


            T. ROWE PRICE
          LIMITED-TERM BOND
              PORTFOLIO
    ------------------------------
        2003            2002(c)
    ------------------------------
    $      2,317      $        156
              32                --
             244                --
            (764)              328
    ------------      ------------
           1,829               484
    ------------      ------------
          35,235                --
          (1,986)             (146)
              --                --
              --            33,065
          65,418                --
              --                --
    ------------      ------------
          98,667            32,919
    ------------      ------------
              --                --
    ------------      ------------
         100,496            33,403
          33,403                --
    ------------      ------------
    $    133,899      $     33,403
    ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies ("CSVUL policies"), Corporate Executive Series Variable Universal Life policies ("CESVUL policies"), and CorpExec VUL policies ("CESVUL2 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. As of December 31, 2002, there are no longer any CESVUL policies in force, and sales of CESVUL policies have been discontinued.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Scudder VIT Funds, the T. Rowe Price Equity Series, Inc., and the
T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Convertible, Mainstay VP Government, Mainstay VP Growth Equity, High Yield Corporate Bond, Mainstay VP Indexed Equity, Mainstay VP International Equity, Mainstay VP Total Return, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) Equity-Income -- Initial Class, Janus Aspen Series
Balanced -- Institutional Shares, Janus Aspen Series Worldwide
Growth -- Institutional Shares, Morgan Stanley UIF Emerging Markets
Equity -- Class I, and T. Rowe Price Equity Income Portfolio.

The following Investment Divisions are available to CESVUL2 policyowners:
Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Convertible, Mainstay VP Government, Mainstay VP Growth Equity, Mainstay VP High Yield Corporate Bond, Mainstay VP Indexed Equity, Mainstay VP International Equity, Mainstay VP Mid Cap Core, Mainstay VP Mid Cap Growth, Mainstay VP Small Cap Growth, Mainstay VP Total Return, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Mainstay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap -- Class O Shares, Alger American Small Capitalization -- Class O Shares, American Century VP International -- Class II, American Century VP Value -- Class II, Calvert Social Balanced, Dreyfus IP Technology Growth -- Initial Shares, Dreyfus VIF Developing Leaders -- Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) VIP
Equity-Income -- Initial Class, Fidelity(R) VIP Growth -- Initial Class, Fidelity(R) VIP Index 500 -- Initial Class, Fidelity(R) VIP Investment Grade Bond -- Initial Class, Fidelity(R) VIP Mid-Cap -- Initial Class, Fidelity(R) VIP Overseas -- Initial Class, Fidelity(R) VIP Value Strategies -- Service Class 2, Janus Aspen Series Mid Cap Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series
Balanced -- Institutional Shares, Janus Aspen Series Worldwide
Growth -- Institutional Shares, Lord Abbett Series Fund -- Mid-Cap Value Portfolio, MFS(R) Investors Trust Series -- Initial Class, MFS(R) New Discovery Series -- Initial Class, MFS(R) Research Series -- Initial Class, MFS(R) Utilities Series -- Initial Class, Morgan Stanley UIF Emerging Markets
Debt -- Class I, Morgan Stanley UIF Emerging Markets Equity -- Class I, Morgan Stanley UIF U.S. Real Estate -- Class I, Scudder VIT EAFE(R) Equity Index -- Class A Shares, Scudder VIT Small Cap Index -- Class A Shares, T. Rowe Price Equity Income Portfolio, and T. Rowe Price Limited-Term Bond Portfolio.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: Mainstay VP Mid Cap Growth, Mainstay VP Small Cap Growth, Mainstay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap -- Class O Shares, American Century VP International -- Class II, American Century VP Value -- Class II, Fidelity(R) VIP Value
Strategies -- Service Class 2, Janus Aspen Series Mid Cap
Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), MFS(R) New Discovery Series -- Initial Class, MFS(R) Research
Series -- Initial Class, Morgan Stanley UIF Emerging Markets Debt -- Class I, and Scudder VIT EAFE(R) Equity Index -- Class A Shares.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of CSVUL Separate Account-I are as follows:

                                              MAINSTAY VP
                        MAINSTAY VP             CAPITAL            MAINSTAY VP        MAINSTAY VP         MAINSTAY VP
                          BOND--            APPRECIATION--            CASH           CONVERTIBLE--        GOVERNMENT--
                       INITIAL CLASS         INITIAL CLASS         MANAGEMENT        INITIAL CLASS       INITIAL CLASS
                       ------------------------------------------------------------------------------------------------
Number of shares.....         296                 1,036                8,531                 17                  77
Identified cost......     $ 3,933               $33,678              $ 8,531            $   175             $   811

                                                                    MAINSTAY VP         MAINSTAY VP
                                              MAINSTAY VP             DREYFUS           EAGLE ASSET             ALGER
                                           AMERICAN CENTURY            LARGE            MANAGEMENT             AMERICAN
                        MAINSTAY VP           INCOME AND              COMPANY             GROWTH                SMALL
                          VALUE--              GROWTH--               VALUE--            EQUITY--          CAPITALIZATION--
                       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS       INITIAL CLASS        CLASS O SHARES
                       ----------------------------------------------------------------------------------------------------
Number of shares.....           4                    --                    38                  36                   16
Identified cost......     $    49               $     4               $   396             $   478              $   233

                                                                                                              JANUS ASPEN
                       FIDELITY(R)VIP                                                     JANUS ASPEN            SERIES
                         INVESTMENT                                                         SERIES             WORLDWIDE
                           GRADE             FIDELITY(R)VIP         FIDELITY(R)VIP        BALANCED--            GROWTH--
                           BOND--               MID-CAP--             OVERSEAS--         INSTITUTIONAL       INSTITUTIONAL
                       INITIAL CLASS          INITIAL CLASS         INITIAL CLASS           SHARES               SHARES
                       ----------------------------------------------------------------------------------------------------
Number of shares.....          45                     11                     1                  491                  18
Identified cost......     $   604                $   221               $     8              $11,159             $   513

  Investment activity for the year ended December 31, 2003, was as follows:


                                                MAINSTAY VP
                         MAINSTAY VP              CAPITAL              MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                           BOND--             APPRECIATION--              CASH             CONVERTIBLE--        GOVERNMENT--
                        INITIAL CLASS          INITIAL CLASS           MANAGEMENT          INITIAL CLASS       INITIAL CLASS
                       ------------------------------------------------------------------------------------------------------
Purchases............      $   921                $   275                $ 7,369              $   175             $   213
Proceeds from sales..          196                    689                  3,111                    1                  46

                                                                       MAINSTAY VP          MAINSTAY VP
                                                MAINSTAY VP              DREYFUS            EAGLE ASSET             ALGER
                                             AMERICAN CENTURY             LARGE             MANAGEMENT             AMERICAN
                         MAINSTAY VP            INCOME AND               COMPANY              GROWTH                SMALL
                           VALUE--               GROWTH--                VALUE--             EQUITY--          CAPITALIZATION--
                        INITIAL CLASS          INITIAL CLASS          INITIAL CLASS        INITIAL CLASS        CLASS O SHARES
                       --------------------------------------------------------------------------------------------------------
Purchases............      $    11                $     1                $    47              $   102              $   130
Proceeds from sales..            3                     --                     23                   19                   18

                                                                                                                JANUS ASPEN
                       FIDELITY(R)VIP                                                       JANUS ASPEN            SERIES
                         INVESTMENT                                                           SERIES             WORLDWIDE
                            GRADE             FIDELITY(R)VIP         FIDELITY(R)VIP         BALANCED--            GROWTH--
                           BOND--                MID-CAP--             OVERSEAS--          INSTITUTIONAL       INSTITUTIONAL
                        INITIAL CLASS          INITIAL CLASS          INITIAL CLASS           SHARES               SHARES
                       ------------------------------------------------------------------------------------------------------
Purchases............      $   424                $   206                $     7              $   966             $   156
Proceeds from sales..           55                      3                      2                  435                  38

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     MAINSTAY VP
     MAINSTAY VP      HIGH YIELD       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
       GROWTH         CORPORATE          INDEXED        INTERNATIONAL         MID CAP          MAINSTAY VP
      EQUITY--          BOND--          EQUITY--           EQUITY--            CORE--         TOTAL RETURN--
    INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
         1,666             347             4,178             1,354                  4                 79
       $41,226         $ 2,840          $114,161           $16,670            $    37            $ 1,373


               DREYFUS IP   DREYFUS VIF                      FIDELITY(R)
               TECHNOLOGY   DEVELOPING      FIDELITY(R)          VIP         FIDELITY(R)     FIDELITY(R)
    CALVERT     GROWTH--     LEADERS--          VIP            EQUITY-           VIP             VIP
     SOCIAL     INITIAL       INITIAL     CONTRAFUND(R)--     INCOME--        GROWTH--       INDEX 500--
    BALANCED     SHARES       SHARES       INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------
         16          --             5               54              67               7               3
    $    25     $     1       $   158          $ 1,125         $ 1,421         $   186         $   339

                                                     MORGAN STANLEY                     SCUDDER
     LORD ABBETT                                          UIF                             VIT       T. ROWE     T. ROWE
    SERIES FUND--       MFS(R)          MFS(R)          EMERGING      MORGAN STANLEY   SMALL CAP     PRICE       PRICE
       MID-CAP        INVESTORS        UTILITIES        MARKETS          UIF U.S.       INDEX--     EQUITY     LIMITED-
        VALUE       TRUST SERIES--     SERIES--         EQUITY--      REAL ESTATE--     CLASS A     INCOME     TERM BOND
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS      CLASS I          CLASS I        SHARES     PORTFOLIO   PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------
            20               7               14               3               42             --          97          26
       $   315         $    98          $   205         $    22          $   559        $     1     $ 1,779     $   134

                     MAINSTAY VP
     MAINSTAY VP      HIGH YIELD       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
       GROWTH         CORPORATE          INDEXED        INTERNATIONAL         MID CAP          MAINSTAY VP
      EQUITY--          BOND--          EQUITY--           EQUITY--            CORE--         TOTAL RETURN--
    INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------
       $ 1,521         $   768          $  2,562           $   625            $    22            $   311
         1,072             244             2,921               521                  1                 44


               DREYFUS IP   DREYFUS VIF                      FIDELITY(R)
               TECHNOLOGY   DEVELOPING      FIDELITY(R)          VIP         FIDELITY(R)     FIDELITY(R)
    CALVERT     GROWTH--     LEADERS--          VIP            EQUITY-           VIP             VIP
     SOCIAL     INITIAL       INITIAL     CONTRAFUND(R)--     INCOME--        GROWTH--       INDEX 500--
    BALANCED     SHARES       SHARES       INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -----------------------------------------------------------------------------------------------------
    $    13     $     1       $   133          $   662         $   307         $   171         $   289
         15          --            12               66             106               2               7

                                                     MORGAN STANLEY                     SCUDDER
     LORD ABBETT                                          UIF                             VIT       T. ROWE     T. ROWE
    SERIES FUND--       MFS(R)          MFS(R)          EMERGING      MORGAN STANLEY   SMALL CAP     PRICE       PRICE
       MID-CAP        INVESTORS        UTILITIES        MARKETS          UIF U.S.       INDEX--     EQUITY     LIMITED-
        VALUE       TRUST SERIES--     SERIES--         EQUITY--      REAL ESTATE--     CLASS A     INCOME     TERM BOND
      PORTFOLIO     INITIAL CLASS    INITIAL CLASS      CLASS I          CLASS I        SHARES     PORTFOLIO   PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------
      $   307         $    52          $     4         $     8          $   316        $     1     $   852     $   103
             3               4                5               6               10             --         122           2

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL and CESVUL2 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL and CESVUL2 policies, NYLIAC deducts a monthly contract charge of $7.50 and $5.00, respectively, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. This charge is included with surrenders on the accompanying statement of changes in net assets.

CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of ..70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the year ended December 31, 2003, and the year ended December 31, 2002 were as follows:


                                                                    MAINSTAY VP
                                                   MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                     BOND--       APPRECIATION--         CASH
                                                  INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                  -------------   ---------------   --------------
                                                  2003    2002     2003     2002     2003    2002
                                                  ------------------------------------------------
CSVUL POLICIES
Units issued....................................    47      51       33       20        18      15
Units redeemed..................................   (10)    (10)     (71)     (58)       (9)    (14)
                                                   ---     ---    -----    -----    ------   -----
  Net increase (decrease).......................    37      41      (38)     (38)        9       1
                                                   ===     ===    =====    =====    ======   =====
CESVUL Policies
Units issued....................................    --      --       --       --        --     840
Units redeemed..................................    --      --       --       --        --    (840)
                                                   ---     ---    -----    -----    ------   -----
  Net increase (decrease).......................    --      --       --       --        --      --
                                                   ===     ===    =====    =====    ======   =====
CESVUL2 POLICIES(a)
Units issued....................................    --      --       --        2     6,784   4,130
Units redeemed..................................    --      --       (2)      --    (2,605)    (45)
                                                   ---     ---    -----    -----    ------   -----
  Net increase (decrease).......................    --      --       (2)       2     4,179   4,085
                                                   ===     ===    =====    =====    ======   =====


                                                                                        MAINSTAY VP
                                                    MAINSTAY VP      MAINSTAY VP     AMERICAN CENTURY
                                                  TOTAL RETURN--       VALUE--      INCOME AND GROWTH--
                                                   INITIAL CLASS    INITIAL CLASS      INITIAL CLASS
                                                  ---------------   -------------   -------------------
                                                   2003     2002    2003    2002     2003      2002(b)
                                                  -----------------------------------------------------
CSVUL POLICIES
Units issued....................................    41       34       --      --       --         --
Units redeemed..................................    (5)      (4)      --      --       --         --
                                                   ---      ---      ---     ---      ---        ---
  Net increase (decrease).......................    36       30       --      --       --         --
                                                   ===      ===      ===     ===      ===        ===
CESVUL Policies
Units issued....................................    --       --       --      --       --         --
Units redeemed..................................    --       --       --      (2)      --         --
                                                   ---      ---      ---     ---      ---        ---
  Net increase (decrease).......................    --       --       --      (2)      --         --
                                                   ===      ===      ===     ===      ===        ===
CESVUL2 Policies(a)
Units issued....................................    --       --        1       4       --         --
Units redeemed..................................    --       --       --      --       --         --
                                                   ---      ---      ---     ---      ---        ---
  Net increase (decrease).......................    --       --        1       4       --         --
                                                   ===      ===      ===     ===      ===        ===

(a)  For the period April 2002 (Commencement of Investments) through December 2002.
(b)  For CESVUL2 policies, represents the period May 2002 (Commencement of Investments) through December 2002.
(c)  For CESVUL2 policies, represents the period November 2002 (Commencement of Investments) through December 2002.
(d)  For CESVUL2 policies, represents the period December 2002 (Commencement of Investments) through December 2002.
(e)  For CESVUL2 policies, represents the period June 2003 (Commencement of Investments) through December 2003.
(f)  For CESVUL2 policies, represents the period November 2003 (Commencement of Investments) through December 2003.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                     MAINSTAY VP       MAINSTAY VP       MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP       GROWTH          HIGH YIELD          INDEXED      INTERNATIONAL       MID CAP
    CONVERTIBLE--   GOVERNMENT--      EQUITY--      CORPORATE BOND--      EQUITY--        EQUITY--          CORE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    -------------   -------------   -------------   -----------------   -------------   -------------   ---------------
    2003    2002    2003    2002    2003    2002     2003      2002     2003    2002    2003    2002    2003    2002(c)
    -----------------------------------------------------------------------------------------------------------------
      --      --      10      10     141     109       44       149      157     120      16      16      --        --
      --      --      (2)     (2)    (94)    (75)     (14)      (12)    (263)   (224)    (44)    (35)     --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --       8       8      47      34       30       137     (106)   (104)    (28)    (19)     --        --
    =====   =====    ===     ===    =====   =====     ===       ===     =====   =====   =====   =====   =====    =====
      --      --      --      --      --       1       --        --       --      --      --      --      --        --
      --      --      --      (2)     --      (6)      --        --       --      --      --      --      --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      --      --      --      (2)     --      (5)      --        --       --      --      --      --      --        --
    =====   =====    ===     ===    =====   =====     ===       ===     =====   =====   =====   =====   =====    =====
      15      --       3       3       7      12        3         4       21       4      19       6       2         2
      --      --      --      --      --      --       (2)       --       --      --      --      --      --        --
    -----   -----    ---     ---    -----   -----     ---       ---     -----   -----   -----   -----   -----    -----
      15      --       3       3       7      12        1         4       21       4      19       6       2         2
    =====   =====    ===     ===    =====   =====     ===       ===     =====   =====   =====   =====   =====    =====

                        MAINSTAY VP
      MAINSTAY VP       EAGLE ASSET                                      DREYFUS IP
     DREYFUS LARGE      MANAGEMENT       ALGER AMERICAN                  TECHNOLOGY     DREYFUS VIF
        COMPANY           GROWTH             SMALL           CALVERT      GROWTH--       DEVELOPING     FIDELITY(R)VIP
        VALUE--          EQUITY--       CAPITALIZATION--     SOCIAL        INITIAL       LEADERS--      CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES     BALANCED       SHARES      INITIAL SHARES    INITIAL CLASS
    ---------------   ---------------   ----------------   -----------   -----------   --------------   ---------------
     2003     2002     2003     2002    2003(e)    2002    2003   2002     2003(f)     2003   2002(b)    2003     2002
    ------------------------------------------------------------------------------------------------------------------
       5        4        7        6        10         8      1      3         --        --       --        5        4
      (2)      (3)      (3)      (3)       (3)       (4)    (1)    (3)        --        --       --       (3)      (4)
     ---      ---      ---      ---       ---       ---    ---    ---        ---       ---      ---      ---      ---
       3        1        4        3         7         4     --     --         --        --       --        2       --
     ===      ===      ===      ===       ===       ===    ===    ===        ===       ===      ===      ===      ===
      --       --       --       --        --        --     --     --         --        --       --       --        1
      --       (2)      --       --        --        --     --     --         --        --       --       --       (6)
     ---      ---      ---      ---       ---       ---    ---    ---        ---       ---      ---      ---      ---
      --       (2)      --       --        --        --     --     --         --        --       --       --       (5)
     ===      ===      ===      ===       ===       ===    ===    ===        ===       ===      ===      ===      ===
      --        3        7        9         6        --     --     --         --        16        4       55       17
      --       --       --       --        --        --     --     --         --        (1)      --       (1)      --
     ---      ---      ---      ---       ---       ---    ---    ---        ---       ---      ---      ---      ---
      --        3        7        9         6        --     --     --         --        15        4       54       17
     ===      ===      ===      ===       ===       ===    ===    ===        ===       ===      ===      ===      ===


      FIDELITY(R)
          VIP
        EQUITY-
       INCOME--
     INITIAL CLASS
     -------------
      2003   2002
     -------------
       32     28
       (7)    (9)
      ---    ---
       25     19
      ===    ===
       --     --
       --     (2)
      ---    ---
       --     (2)
      ===    ===
       --      4
       (2)    --
      ---    ---
       (2)     4
      ===    ===

--------------------------------------------------------------------------------


                                                                                        FIDELITY(R) VIP
                                                  FIDELITY(R) VIP    FIDELITY(R) VIP       INVESTMENT      FIDELITY(R) VIP
                                                      GROWTH--         INDEX 500--        GRADE BOND--        MID-CAP--
                                                   INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                                  ----------------   ----------------   ----------------   ----------------
                                                  2003    2002(b)    2003    2002(d)    2003    2002(b)    2003    2002(b)
                                                  -------------------------------------------------------------------------
CSVUL POLICIES
Units issued....................................    --       --        --       --        --       --        --       --
Units redeemed..................................    --       --        --       --        --       --        --       --
                                                   ---      ---       ---      ---       ---      ---       ---      ---
  Net increase (decrease).......................    --       --        --       --        --       --        --       --
                                                   ===      ===       ===      ===       ===      ===       ===      ===
CESVUL POLICIES
Units issued....................................    --       --        --       --        --       --        --       --
Units redeemed..................................    --       --        --       --        --       --        --       --
                                                   ---      ---       ---      ---       ---      ---       ---      ---
  Net increase (decrease).......................    --       --        --       --        --       --        --       --
                                                   ===      ===       ===      ===       ===      ===       ===      ===
CESVUL2 POLICIES(a)
Units issued....................................    19        2        28        6        35       22        21        2
Units redeemed..................................    --       --        (1)      --        (3)      --        --       --
                                                   ---      ---       ---      ---       ---      ---       ---      ---
  Net increase (decrease).......................    19        2        27        6        32       22        21        2
                                                   ===      ===       ===      ===       ===      ===       ===      ===

                                                                      SCUDDER
                                                   MORGAN STANLEY    VIT SMALL     T. ROWE
                                                        UIF             CAP         PRICE      T. ROWE PRICE
                                                        U.S.          INDEX--      EQUITY       LIMITED-TERM
                                                   REAL ESTATE--      CLASS A      INCOME           BOND
                                                      CLASS I         SHARES      PORTFOLIO      PORTFOLIO
                                                  ----------------   ---------   -----------   --------------
                                                  2003     2002       2003(f)    2003   2002   2003   2002(c)
                                                  -----------------------------------------------------------
CSVUL POLICIES
Units issued....................................   --        --          --       10      9     --       --
Units redeemed..................................   --        --          --       (8)    (4)    --       --
                                                  ---       ---         ---      ---    ---    ---      ---
  Net increase (decrease).......................   --        --          --        2      5     --       --
                                                  ===       ===         ===      ===    ===    ===      ===
CESVUL POLICIES
Units issued....................................   --        --          --       --      1     --       --
Units redeemed..................................   --        --          --       --     (1)    --       --
                                                  ---       ---         ---      ---    ---    ---      ---
  Net increase (decrease).......................   --        --          --       --     --     --       --
                                                  ===       ===         ===      ===    ===    ===      ===
CESVUL2 POLICIES(a)
Units issued....................................   30        24          --       78     85     10        3
Units redeemed..................................   (1)       --          --       (3)    (1)    --       --
                                                  ---       ---         ---      ---    ---    ---      ---
  Net increase (decrease).......................   29        24          --       75     84     10        3
                                                  ===       ===         ===      ===    ===    ===      ===

 Not all Investment Divisions are available under all policies.

(a)  For the period April 2002 (Commencement of Investments) through December 2002.
(b)  For CESVUL2 policies, represents the period May 2002 (Commencement of Investments) through December 2002.
(c)  For CESVUL2 policies, represents the period November 2002 (Commencement of Investments) through December 2002.
(d)  For CESVUL2 policies, represents the period December 2002 (Commencement of Investments) through December 2002.
(e)  For CESVUL2 policies, represents the period June 2003 (Commencement of Investments) through December 2003.
(f)  For CESVUL2 policies, represents the period November 2003 (Commencement of Investments) through December 2003.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                        JANUS ASPEN
                        JANUS ASPEN       SERIES                                                             MORGAN STANLEY
                          SERIES         WORLDWIDE      LORD ABBETT          MFS(R)            MFS(R)              UIF
    FIDELITY(R) VIP     BALANCED--       GROWTH--      SERIES FUND--    INVESTORS TRUST      UTILITIES          EMERGING
       OVERSEAS--      INSTITUTIONAL   INSTITUTIONAL   MID-CAP VALUE        SERIES--          SERIES--      MARKETS EQUITY--
     INITIAL CLASS        SHARES          SHARES         PORTFOLIO       INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------   -------------   -------------   --------------   ----------------   --------------   -----------------
    2003    2002(d)    2003    2002    2003    2002    2003   2002(d)   2003    2002(d)    2003     2002     2003      2002
    -------------------------------------------------------------------------------------------------------------------------
      --       --        37      31      15      11     --       --       --       --        --       --         1         1
      --       --       (23)   (103)     (4)     (3)    --       --       --       --        --       --        (1)       (1)
     ---      ---       ---    ----     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --        14     (72)     11       8     --       --       --       --        --       --        --        --
     ===      ===       ===    ====     ===     ===    ===      ===      ===      ===       ===    =====       ===       ===
      --       --        --       1      --      --     --       --       --       --        --       --        --        --
      --       --        --      (7)     --      --     --       --       --       --        --       --        --        --
     ---      ---       ---    ----     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
      --       --        --      (6)     --      --     --       --       --       --        --       --        --        --
     ===      ===       ===    ====     ===     ===    ===      ===      ===      ===       ===    =====       ===       ===
       1       --        24      36       3      --     28        1        5        5        --       21        --        --
      --       --        (3)     (1)     --      --     --       --       --       --        --       --        --        --
     ---      ---       ---    ----     ---     ---    ---      ---      ---      ---       ---    -----       ---       ---
       1       --        21      35       3      --     28        1        5        5        --       21        --        --
     ===      ===       ===    ====     ===     ===    ===      ===      ===      ===       ===    =====       ===       ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000, and 1999:


                                          MAINSTAY VP                                     MAINSTAY VP
                                             BOND--                                 CAPITAL APPRECIATION--
                                         INITIAL CLASS                                   INITIAL CLASS
                           ------------------------------------------   -----------------------------------------------
                            2003     2002     2001     2000     1999     2003      2002      2001      2000      1999
                           --------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...............  $3,967   $3,330   $2,564   $  503   $  375   $21,393   $17,231   $25,467   $33,738   $38,383
Units Outstanding........     284      248      207       44       36     2,453     2,492     2,530     2,555     2,577
Variable Accumulation
 Unit Value..............  $13.95   $13.44   $12.36   $11.39   $10.44   $  8.72   $  6.92   $ 10.07   $ 13.20   $ 14.89
Total Return.............     3.8%     8.7%     8.5%     9.1%    (2.2%)    26.1%    (31.3%)   (23.7%)   (11.3%)    24.5%
Investment Income
 Ratio...................     4.2%     4.5%     7.5%                        0.2%      0.1%      0.1%
CESVUL POLICIES (b)
Net Assets...............  $   --   $   --   $   --   $   --   $   --   $    --   $    --   $    --   $    --   $    --
Units Outstanding........      --       --       --       --       --        --        --        --        --        --
Variable Accumulation
 Unit Value..............  $   --   $   --   $   --   $   --   $   --   $    --   $    --   $    --   $    --   $    --
Total Return.............      --       --       --       --       --        --        --        --        --        --
Investment Income
 Ratio...................      --       --       --                          --        --        --
CESVUL2 POLICIES (c)
Net Assets...............  $   --   $   --   $   --   $   --   $   --   $    --   $    15   $    --   $    --   $    --
Units Outstanding........      --       --       --       --       --        --         2        --        --        --
Variable Accumulation
 Unit Value..............  $   --   $   --   $   --   $   --   $   --   $ 11.21   $  9.56   $    --   $    --   $    --
Total Return.............      --       --       --       --       --      17.2%     (4.4%)      --        --        --
Investment Income
 Ratio...................      --       --       --                          --       1.0%       --


                                                                                            MAINSTAY VP
                                             MAINSTAY VP                                     HIGH YIELD
                                           GROWTH EQUITY--                                CORPORATE BOND--
                                            INITIAL CLASS                                  INITIAL CLASS
                           -----------------------------------------------   ------------------------------------------
                            2003      2002      2001      2000      1999      2003     2002     2001     2000     1999
                           --------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...............  $30,953   $24,273   $31,888   $39,626   $40,308   $3,188   $2,027   $  552   $   78   $  127
Units Outstanding........    2,932     2,885     2,851     2,917     2,848      219      189       52        8       12
Variable Accumulation
Unit Value...............  $ 10.56   $  8.41   $ 11.19   $ 13.59   $ 14.15   $14.54   $10.73   $10.59   $10.17   $10.88
Total Return.............     25.5%    (24.8%)   (17.7%)    (4.0%)    29.0%    35.4%     1.3%     4.1%    (6.5%)   12.0%
Investment Income
 Ratio...................      1.1%      0.9%      0.7%                         7.5%    11.3%    19.7%
CESVUL POLICIES (b)
Net Assets...............  $    --   $    --   $    46   $    --   $    --   $   --   $   --   $   --   $   --   $   --
Units Outstanding........       --        --         5        --        --       --       --       --       --       --
Variable Accumulation
 Unit Value..............  $    --   $  7.33   $  9.35   $    --   $    --   $   --   $   --   $   --   $   --   $   --
Total Return.............       --     (21.6%)    (6.5%)      --        --       --       --       --       --       --
Investment Income
 Ratio...................       --        --       2.5%                          --       --       --
CESVUL2 POLICIES (c)
Net Assets...............  $   228   $   120   $    --   $    --   $    --   $   68   $   42   $   --   $   --   $   --
Units Outstanding........       19        12        --        --        --        5        4       --       --       --
Variable Accumulation
 Unit Value..............  $ 12.12   $  9.61   $    --   $    --   $    --   $13.10   $ 9.63   $   --   $   --   $   --
Total Return.............     26.1%     (3.9%)      --        --        --     36.0%    (3.7%)     --       --       --
Investment Income
 Ratio...................      1.2%      7.3%       --                          7.8%    48.0%      --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
 Not all Investment Divisions are available under all policies.
(a)  Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)  Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)  Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                  MAINSTAY VP                           MAINSTAY VP                            MAINSTAY VP
                     CASH                              CONVERTIBLE--                           GOVERNMENT--
                  MANAGEMENT                           INITIAL CLASS                          INITIAL CLASS
    ---------------------------------------   -------------------------------   ------------------------------------------
     2003     2002    2001    2000    1999     2003     2002    2001    2000     2003     2002     2001     2000     1999
    ----------------------------------------------------------------------------------------------------------------------
    $  166   $  155   $153    $ 77    $ 62    $   --   $   --   $ --    $  2    $  767   $  650   $  490   $   18   $   14
       141      132    131      68      58        --       --     --      --        56       48       40        2        1
    $ 1.18   $ 1.18   $1.17   $1.13   $1.08   $10.09   $   --   $ --    $9.32   $13.63   $13.47   $12.35   $11.66   $10.47
        --      0.9%   3.5%    4.6%    4.9%      7.6%      --    0.6%   (6.8%)     1.2%     9.1%     5.9%    11.4%    (2.4%)
       0.7%     1.3%   3.5%                     25.8%      --     --               4.7%     3.0%     7.2%
    $   --   $   --   $ --    $ --    $ --    $   --   $   --   $ --    $ --    $   --   $   --   $   19   $   --   $   --
        --       --     --      --      --        --       --     --      --        --       --        2       --       --
    $   --   $ 1.01   $ --    $ --    $ --    $   --   $   --   $ --    $ --    $   --   $10.41   $ 9.81   $   --   $   --
        --      1.0%    --      --      --        --       --     --      --        --      6.2%    (1.9%)     --       --
        --      1.4%    --                        --       --     --                --      0.1%    22.7%
    $8,361   $4,116   $ --    $ --    $ --    $  178   $    1   $ --    $ --    $   53   $   27   $   --   $   --   $   --
     8,265    4,085     --      --      --        15       --     --      --         5        3       --       --       --
    $ 1.01   $ 1.01   $ --    $ --    $ --    $11.98   $ 9.82   $ --    $ --    $10.42   $10.25   $   --   $   --   $   --
       0.4%     1.0%    --      --      --      21.9%    (1.8%)   --      --       1.6%     2.5%      --       --       --
       0.7%     1.3%    --                      20.5%    32.0%    --               5.3%    15.2%      --


                       MAINSTAY VP                                        MAINSTAY VP
                         INDEXED                                         INTERNATIONAL                      MAINSTAY VP
                        EQUITY--                                           EQUITY--                       MID CAP CORE--
                      INITIAL CLASS                                      INITIAL CLASS                     INITIAL CLASS
    -------------------------------------------------   -----------------------------------------------   ---------------
     2003      2002      2001       2000       1999      2003      2002      2001      2000      1999      2003     2002
    -----------------------------------------------------------------------------------------------------------------
    $93,168   $74,054   $96,969   $113,059   $125,419   $16,086   $12,713   $13,576   $16,477   $20,184   $   --   $   --
      8,951     9,057     9,161      9,321      9,311     1,396     1,425     1,444     1,496     1,491       --       --
    $ 10.41   $  8.18   $ 10.59   $  12.13   $  13.47   $ 11.52   $  8.92   $  9.40   $ 11.01   $ 13.53   $   --   $   --
       27.3%    (22.8%)   (12.7%)     (9.9%)     19.8%     29.1%     (5.1%)   (14.6%)   (18.6%)    27.2%      --       --
        1.4%      1.3%      1.0%                            1.9%      1.4%      1.4%                          --       --
    $    --   $    --   $    --   $     --   $     --   $    --   $    --   $    --   $    --   $    --   $   --   $   --
         --        --        --         --         --        --        --        --        --        --       --       --
    $    --   $    --   $    --   $     --   $     --   $    --   $    --   $    --   $    --   $    --   $   --   $   --
         --        --        --         --         --        --        --        --        --        --       --       --
         --        --        --                              --        --        --                           --       --
    $   255   $    33   $    --   $     --   $     --   $   310   $    55   $    --   $    --   $    --   $   45   $   16
         24         4        --         --         --        24         6        --        --        --        3        2
    $ 10.44   $  8.16   $    --   $     --   $     --   $ 12.71   $  9.80   $    --   $    --   $    --   $13.17   $ 9.74
       27.9%    (18.4%)      --         --         --      29.7%     (2.0%)      --        --        --     35.2%    (2.6%)
        4.3%      9.9%       --                             5.3%     16.3%       --                          0.6%     2.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                          MAINSTAY VP                                  MAINSTAY VP
                                         TOTAL RETURN--                                  VALUE--
                                         INITIAL CLASS                                INITIAL CLASS
                           ------------------------------------------   ------------------------------------------
                            2003     2002     2001     2000     1999     2003     2002     2001     2000     1999
                           -------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...............  $1,256   $  797   $  700   $  527   $  285   $    2   $    1   $    1   $    1   $   70
Units Outstanding........     146      110       80       53       27       --       --       --       --        8
Variable Accumulation
 Unit Value..............  $ 8.62   $ 7.25   $ 8.75   $ 9.87   $10.39   $ 9.80   $ 7.75   $ 9.88   $ 9.92   $ 8.85
Total Return.............    18.8%   (17.1%)  (11.3%)   (5.0%)    3.9%    26.5%   (21.6%)   (0.4%)   12.1%     7.9%
Investment Income
 Ratio...................     1.9%     2.6%     2.6%                       2.4%     2.0%     1.3%
CESVUL POLICIES (b)
Net Assets...............  $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   21   $   --   $   --
Units Outstanding........      --       --       --       --       --       --       --        2       --       --
Variable Accumulation
 Unit Value..............  $   --   $   --   $   --   $   --   $   --   $   --   $ 8.27   $10.61   $   --   $   --
Total Return.............      --       --       --       --       --       --    (22.1%)    6.1%      --       --
Investment Income
 Ratio...................      --       --       --                         --       --      8.2%
CESVUL2 POLICIES (c)
Net Assets...............  $   --   $   --   $   --   $   --   $   --   $   59   $   40   $   --   $   --   $   --
Units Outstanding........      --       --       --       --       --        5        4       --       --       --
Variable Accumulation
 Unit Value..............  $   --   $   --   $   --   $   --   $   --   $13.05   $10.27   $   --   $   --   $   --
Total Return.............      --       --       --       --       --     27.1%     2.7%      --       --       --
Investment Income
 Ratio...................      --       --       --                        1.6%     9.6%      --

                                                                                                DREYFUS VIF
                                            CALVERT                         DREYFUS IP          DEVELOPING
                                             SOCIAL                     TECHNOLOGY GROWTH--      LEADERS--
                                            BALANCED                      INITIAL SHARES      INITIAL SHARES
                           ------------------------------------------   -------------------   ---------------
                            2003     2002     2001     2000     1999           2003            2003     2002
                           ----------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...............  $   27   $   25   $   36   $   40   $   73         $   --          $   --   $   --
Units Outstanding........       2        3        3        3        6             --              --       --
Variable Accumulation
Unit Value...............  $11.01   $ 9.29   $10.65   $11.53   $11.98         $   --          $   --   $   --
Total Return.............    18.5%   (12.8%)   (7.6%)   (3.8%)   11.4%            --              --       --
Investment Income
 Ratio...................     2.1%     4.7%     5.0%                              --              --       --
CESVUL POLICIES (b)
Net Assets...............  $   --   $   --   $   --   $   --   $   --         $   --          $   --   $   --
Units Outstanding........      --       --       --       --       --             --              --       --
Variable Accumulation
 Unit Value..............  $   --   $   --   $   --   $   --   $   --         $   --          $   --   $   --
Total Return.............      --       --       --       --       --             --              --       --
Investment Income
 Ratio...................      --       --       --                               --              --       --
CESVUL2 POLICIES (c)
Net Assets...............  $   --   $   --   $   --   $   --   $   --         $    1          $  198   $   34
Units Outstanding........      --       --       --       --       --             --              20        4
Variable Accumulation
 Unit Value..............  $   --   $   --   $   --   $   --   $   --         $ 9.90          $ 9.95   $ 7.57
Total Return.............      --       --       --       --       --           (1.0%)          31.4%   (24.3%)
Investment Income
 Ratio...................      --       --       --                               --              --      0.1%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
 Not all Investment Divisions are available under all policies.

(a)  Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)  Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)  Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      MAINSTAY VP                MAINSTAY VP                         MAINSTAY VP
       AMERICAN                 DREYFUS LARGE                        EAGLE ASSET
    CENTURY INCOME                 COMPANY                           MANAGEMENT
     AND GROWTH--                  VALUE--                         GROWTH EQUITY--
     INITIAL CLASS              INITIAL CLASS                       INITIAL CLASS
    ---------------   ---------------------------------   ---------------------------------
     2003     2002     2003     2002     2001     2000     2003     2002     2001     2000
    ---------------------------------------------------------------------------------------
    $   --   $   --   $  353   $  258   $  323   $  325   $  252   $  178   $  233   $  265
        --       --       34       31       30       29       42       38       35       33
    $   --   $   --   $10.39   $ 8.18   $10.68   $11.26   $ 5.97   $ 4.69   $ 6.58   $ 7.95
        --       --     27.1%   (23.4%)   (5.2%)   12.6%    27.2%   (28.7%)  (17.2%)  (20.5%)
        --       --      0.8%     0.6%     0.7%              0.2%     0.1%      --
    $   --   $   --   $   --   $   --   $   21   $   --   $   --   $   --   $   --   $   --
        --       --       --       --        2       --       --       --       --       --
    $   --   $   --   $   --   $ 8.27   $10.73   $   --   $   --   $   --   $   --   $   --
        --       --       --    (22.9%)    7.3%      --       --       --       --       --
        --       --       --       --      4.1%               --       --       --
    $    4   $    2   $   36   $   27   $   --   $   --   $  158   $   68   $   --   $   --
        --       --        3        3       --       --       16        9       --       --
    $10.63   $ 8.28   $12.82   $10.04   $   --   $   --   $10.08   $ 7.89   $   --   $   --
      28.4%   (17.2%)   27.6%     0.4%      --       --     27.7%   (21.1%)     --       --
       1.9%     1.9%     0.8%     3.6%      --               0.2%     0.4%      --


                   ALGER AMERICAN
               SMALL CAPITALIZATION--
                   CLASS O SHARES
     ------------------------------------------
      2003     2002     2001     2000     1999
     ------------------------------------------
     $  199   $   98   $  100   $   89   $   95
         25       17       13        8        6
     $ 7.99   $ 5.65   $ 7.71   $11.02   $15.24
       41.4%   (26.7%)  (30.0%)  (27.7%)   42.4%
         --       --      0.1%
     $   --   $   --   $   --   $   --   $   --
         --       --       --       --       --
     $   --   $   --   $   --   $   --   $   --
         --       --       --       --       --
         --       --       --
     $   72   $   --   $   --   $   --   $   --
          6       --       --       --       --
     $12.27   $   --   $   --   $   --   $   --
       22.7%      --       --       --       --
         --       --       --


                 FIDELITY(R) VIP                              FIDELITY(R) VIP                 FIDELITY(R) VIP   FIDELITY(R) VIP
                 CONTRAFUND(R)--                              EQUITY-INCOME--                    GROWTH--         INDEX 500--
                  INITIAL CLASS                                INITIAL CLASS                   INITIAL CLASS     INITIAL CLASS
    ------------------------------------------   ------------------------------------------   ---------------   ---------------
     2003     2002     2001     2000     1999     2003     2002     2001     2000     1999     2003     2002     2003     2002
    ---------------------------------------------------------------------------------------------------------------------------
    $  412   $  300   $  323   $  352   $   83   $1,518   $  947   $  941   $1,357   $  889   $   --   $   --   $   --   $   --
        31       27       27       26        6      134      108       89      121       85       --       --       --       --
    $13.46   $10.55   $11.72   $13.45   $14.51   $11.32   $ 8.75   $10.61   $11.24   $10.44   $   --   $   --   $   --   $   --
      27.6%   (10.0%)  (12.9%)   (7.3%)   23.4%    29.4%   (17.5%)   (5.6%)    7.7%     5.6%      --       --       --       --
       0.5%     0.8%     0.8%                       1.4%     1.8%     1.8%                        --       --       --       --
    $   --   $   --   $   46   $   --   $   --   $   --   $   --   $   21   $   --   $   --   $   --   $   --   $   --   $   --
        --       --        5       --       --       --       --        2       --       --       --       --       --       --
    $   --   $ 8.87   $ 9.65   $   --   $   --   $   --   $ 8.67   $10.69   $   --   $   --   $   --   $   --   $   --   $   --
        --     (8.1%)   (3.5%)     --       --       --    (18.9%)    6.9%      --       --       --       --       --       --
        --      0.9%      --                         --      2.2%      --                         --       --       --       --
    $  839   $  152   $   --   $   --   $   --   $   38   $   43   $   --   $   --   $   --   $  208   $   15   $  394   $   53
        71       17       --       --       --        3        4       --       --       --       21        2       33        6
    $11.80   $ 9.21   $   --   $   --   $   --   $13.35   $10.27   $   --   $   --   $   --   $10.07   $ 7.60   $12.08   $ 9.43
      28.1%    (7.9%)     --       --       --     30.0%     2.7%      --       --       --     32.5%   (24.0%)   28.1%    (5.7%)
       0.2%      --       --                        1.9%      --       --                        0.1%      --      0.4%      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                              FIDELITY(R) VIP                                                         JANUS ASPEN
                                INVESTMENT       FIDELITY(R) VIP    FIDELITY(R) VIP                      SERIES
                               GRADE BOND--         MID-CAP--         OVERSEAS--                       BALANCED--
                               INITIAL CLASS      INITIAL CLASS      INITIAL CLASS                INSTITUTIONAL SHARES
                              ---------------   -----------------   ---------------   --------------------------------------------
                               2003     2002     2003      2002      2003     2002     2003      2002     2001      2000     1999
                              ----------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................  $   --   $   --   $    --   $    --   $   --   $   --   $10,667   $9,237   $10,940   $9,162   $8,041
Units Outstanding...........      --       --        --        --       --       --       731      717       789      625      533
Variable Accumulation Unit
Value.......................  $   --   $   --   $    --   $    --   $   --   $   --   $ 14.59   $12.89   $ 13.87   $14.65   $15.10
Total Return................      --       --        --        --       --       --      13.3%    (7.1%)    (5.3%)   (3.0%)   25.9%
Investment Income Ratio.....      --       --        --        --       --       --       2.2%     2.4%      2.8%
CESVUL POLICIES (b)
Net Assets..................  $   --   $   --   $    --   $    --   $   --   $   --   $    --   $   --   $    59   $   --   $   --
Units Outstanding...........      --       --        --        --       --       --        --       --         6       --       --
Variable Accumulation Unit
 Value......................  $   --   $   --   $    --   $    --   $   --   $   --   $    --   $ 9.22   $  9.82   $   --   $   --
Total Return................      --       --        --        --       --       --        --     (6.1%)    (1.8%)     --       --
Investment Income Ratio.....      --       --        --        --       --       --        --      1.5%      6.5%
CESVUL2 POLICIES (c)
Net Assets..................  $  616   $  239   $   276   $    18   $   10   $    2   $   594   $  328   $    --   $   --   $   --
Units Outstanding...........      54       22        23         2        1       --        56       35        --       --       --
Variable Accumulation Unit
 Value......................  $11.39   $10.86   $ 11.95   $  8.64   $13.23   $ 9.25   $ 10.60   $ 9.32   $    --   $   --   $   --
Total Return................     4.9%     8.6%     38.3%    (13.6%)   43.0%    (7.5%)    13.8%    (6.8%)      --       --       --
Investment Income Ratio.....     2.4%      --       0.1%       --      0.4%      --       2.4%     8.3%       --


                                    MFS(R)                             MORGAN STANLEY
                                   UTILITIES                                UIF
                                   SERIES--                           EMERGING MARKETS
                                 INITIAL CLASS                        EQUITY--CLASS I
                              -------------------   ----------------------------------------------------
                                2003       2002       2003       2002       2001       2000       1999
                              --------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................  $     --   $     --   $     31   $     20   $     23   $     11   $     32
Units Outstanding...........        --         --          3          3          3          1          2
Variable Accumulation Unit
Value.......................  $     --   $     --   $  10.48   $   7.05   $   7.80   $   8.39   $  13.91
Total Return................        --         --       48.6%      (9.5%)     (7.0%)    (39.7%)     39.1%
Investment Income Ratio.....        --         --         --         --         --
CESVUL POLICIES (b)
Net Assets..................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...........        --         --         --         --         --         --         --
Variable Accumulation Unit
 Value......................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return................        --         --         --         --         --         --         --
Investment Income Ratio.....        --         --         --         --         --
CESVUL2 POLICIES (c)
Net Assets..................  $    224   $    169   $     --   $     --   $     --   $     --   $     --
Units Outstanding...........        20         21         --         --         --         --         --
Variable Accumulation Unit
 Value......................  $  11.14   $   8.21   $     --   $     --   $     --   $     --   $     --
Total Return................      35.6%     (17.9%)       --         --         --         --         --
Investment Income Ratio.....       2.3%       3.4%        --         --         --


Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
  Not all Investment Divisions are available under all policies.
(a)   Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)   Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)   Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         JANUS ASPEN
                            SERIES
                          WORLDWIDE                         LORD ABBETT SERIES FUND--            MFS(R)
                           GROWTH--                               MID-CAP VALUE         INVESTORS TRUST SERIES--
                     INSTITUTIONAL SHARES                           PORTFOLIO                 INITIAL CLASS
     ----------------------------------------------------   -------------------------   -------------------------
       2003       2002       2001       2000       1999        2003          2002          2003          2002
     ------------------------------------------------------------------------------------------------------------
     $    437   $    262   $    267   $    247   $     51    $     --      $     --      $     --      $     --
           42         31         23         17          3          --            --            --            --
     $  10.41   $   8.45   $  11.43   $  14.84   $  17.72    $     --      $     --      $     --      $     --
         23.1%     (26.0%)    (23.0%)    (16.3%)     63.3%         --            --            --            --
          1.1%       0.9%       0.5%                               --            --            --            --
     $     --   $     --   $     --   $     --   $     --    $     --      $     --      $     --      $     --
           --         --         --         --         --          --            --            --            --
     $     --   $     --   $     --   $     --   $     --    $     --      $     --      $     --      $     --
           --         --         --         --         --          --            --            --            --
           --         --         --                                --            --            --            --
     $     30   $      1   $     --   $     --   $     --    $    345      $      9      $    109      $     47
            3         --         --         --         --          29             1             9             5
     $   9.77   $   7.90   $     --   $     --   $     --    $  12.06      $   9.69      $  11.60      $   9.52
         23.7%     (21.0%)       --         --         --        24.4%         (3.1%)        21.8%         (4.8%)
          1.4%       1.5%        --                               1.5%          6.9%          0.5%           --


       MORGAN STANLEY           SCUDDER
          UIF U.S.                VIT                         T. ROWE PRICE                    T. ROWE PRICE
        REAL ESTATE--      SMALL CAP INDEX --                 EQUITY INCOME                    LIMITED-TERM
           CLASS I           CLASS A SHARES                     PORTFOLIO                     BOND PORTFOLIO
     -------------------   ------------------   -----------------------------------------   -------------------
       2003       2002            2003            2003       2002       2001       2000       2003       2002
     ----------------------------------------------------------------------------------------------------------
     $     --   $     --        $     --        $    286   $    213   $    183   $    124   $     --   $     --
           --         --              --              23         21         16         11         --         --
     $     --   $     --        $     --        $  12.36   $   9.92   $  11.50   $  11.41   $     --   $     --
           --         --              --            24.6%     (13.7%)      0.8%      14.1%        --         --
           --         --              --             1.6%       1.6%       1.5%                   --         --
     $     --   $     --        $     --        $     --   $     --   $     --   $     --   $     --   $     --
           --         --              --              --         --         --         --         --         --
     $     --   $     --        $     --        $     --   $   8.76   $     --   $     --   $     --   $     --
           --         --              --              --      (12.4%)       --         --         --         --
           --         --              --              --        1.4%        --                    --         --
     $    658   $    221        $      1        $  1,668   $    703   $     --   $     --   $    134   $     33
           53         24              --             159         84         --         --         13          3
     $  12.38   $   9.03        $  10.37        $  10.50   $   8.39   $     --   $     --   $  10.55   $  10.15
         37.2%      (9.7%)           3.7%           25.2%     (16.1%)       --         --        4.0%       1.5%
           --        5.0%             --             1.9%       2.1%        --                   3.6%       4.5%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statements of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Shares), MainStay VP Small Cap Growth (Initial Shares), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Leveraged All Cap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares) (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid-Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Fidelity(R) VIP Value Strategies (Service Class 2), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Mid Cap Growth (Institutional Shares) (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth (Institutional Shares), Lord Abbett Series Fund Mid-Cap Value Portfolio, MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Morgan Stanley UIF Emerging Markets Debt (Class I), Morgan Stanley UIF Emerging Markets Equity (Class I), Morgan Stanley UIF U.S. Real Estate (Class I), Scudder VIT EAFE(R) Equity Index (Class A Shares), Scudder VIT Small Cap Index (Class A Shares), T. Rowe Price Equity Income Portfolio and T. Rowe Price Limited-Term Bond Portfolio, Investment Divisions (constituting the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

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                                        47

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                                        48